UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
July 31, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 22.8%		Rate (%)	Date	Amount ($)[a]		Value ($)
Argentina - .6%
Argentine Government,
Sr. Unscd. Notes		9.13	3/16/24	150,000		165,750
Argentine Government,
Sr. Unscd. Notes		7.50	4/22/26	450,000		489,825
Petrobras Argentina,
Sr. Unscd. Notes		7.38	7/21/23	925,000		931,937
						1,587,512
Australia - .3%
Commonwealth Bank of Australia,
Sr. Unscd. Bonds		1.40	9/8/17	500,000		501,549
Rio Tinto Finance USA,
Gtd. Notes		3.75	6/15/25	250,000		269,140
						770,689
Austria - .1%
Sappi Papier Holding,
Sr. Scd. Notes	EUR	4.00	4/1/23	200,000		234,306
Azerbaijan - .2%
Southern Gas Corridor,
Govt. Gtd. Bonds		6.88	3/24/26	350,000		385,175
State Oil Co of the Azerbaijan Republic,
Sr. Unscd. Notes		6.95	3/18/30	200,000		208,280
						593,455
Belgium - .1%
Anheuser-Busch InBev,
Gtd. Notes	EUR	2.75	3/17/36	190,000		260,456
Bermuda - .3%
Digicel,
Gtd. Notes		6.75	3/1/23	250,000	[b]	233,000
Digicel Group,
Gtd. Notes		8.25	9/30/20	250,000		229,375
Noble Group,
Jr. Sub. Bonds		6.00	6/24/49	200,000	[c]	123,000
Noble Group,
Sr. Unscd. Notes		6.75	1/29/20	300,000		255,750
						841,125
Brazil - 1.1%
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/18	1,000,000		301,350
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/19	1,000,000		297,766
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/21	2,000,000		585,439
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/25	2,000,000		566,748
Brazilian Government,
Sr. Unscd. Bonds		5.00	1/27/45	400,000		367,600
Vale Overseas,
Gtd. Notes		5.88	6/10/21	200,000		208,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 22.8% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Brazil - 1.1% (continued)
Vale Overseas,
Gtd. Notes		6.88	11/21/36	400,000		387,000
						2,713,903
Colombia - .5%
Colombian Government,
Bonds, Ser. B	COP	11.00	7/24/20	500,000,000		184,717
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	300,000,000		113,132
Colombian Government,
Bonds, Ser. B	COP	6.00	4/28/28	1,700,000,000		484,410
Colombian Government,
Bonds, Ser. B	COP	7.75	9/18/30	368,000,000		120,607
Ecopetrol,
Sr. Unscd. Notes		7.38	9/18/43	200,000		201,400
Ecopetrol,
Sr. Unscd. Notes		5.88	5/28/45	153,000		135,979
						1,240,245
Cyprus - .2%
Aroundtown Property Holdings,
Sr. Unscd. Bonds	EUR	1.50	7/15/24	400,000		435,260
Denmark - .1%
Nykredit Realkredit,
Sub. Notes	EUR	4.00	6/3/36	240,000	[c]	268,752
Dominican Republic - .5%
Dominican Government,
Sr. Unscd. Bonds		7.45	4/30/44	600,000		687,000
Dominican Government,
Sr. Unscd. Notes		6.88	1/29/26	300,000		337,500
Dominican Government,
Sr. Unscd. Notes		6.85	1/27/45	250,000		270,000
						1,294,500
Egypt - .2%
Egyptian Government,
Sr. Unscd. Notes		5.88	6/11/25	200,000		187,000
Egyptian Government,
Sr. Unscd. Notes		6.88	4/30/40	300,000		280,500
						467,500
El Salvador - .0%
El Salvadorian Government,
Sr. Unscd. Notes		7.63	2/1/41	100,000		103,250
France - .2%
BNP Paribas,
Sr. Unscd. Notes	EUR	0.75	11/11/22	400,000		459,392
Indonesia - 1.4%
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR56	IDR	8.38	9/15/26	8,700,000,000		736,264
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	3,260,000,000		270,785
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR73	IDR	8.75	5/15/31	19,225,000,000		1,675,488
Indonesian Government,
Sr. Unscd. Notes		5.95	1/8/46	200,000		250,195

		Coupon	Maturity	Principal
Bonds and Notes - 22.8% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Indonesia - 1.4% (continued)
Pertamina,
Sr. Unscd. Notes		6.45	5/30/44	450,000		510,937
						3,443,669
Ireland - .7%
Allied Irish Banks,
Sub. Notes	EUR	4.13	11/26/25	128,000	[c]	137,550
Avoca,
Ser. 16X, Cl. D	EUR	4.30	7/15/29	400,000	[c]	452,149
DECO,
Ser. 2014, Cl. D	EUR	2.40	4/27/27	298,976	[c]	331,332
eircom Finance,
Sr. Scd. Bonds	EUR	4.50	5/31/22	100,000		113,187
Lansdowne Mortgage Securities No 1,
Ser. 1, Cl. A2	EUR	0.08	6/15/45	387,065	[c]	347,752
Taurus,
Ser. 2016, Cl. DE1	EUR	4.25	11/17/26	400,000	[c]	422,827
						1,804,797
Israel - .2%
Israel Government,
Bonds, Ser. 0142	ILS	5.50	1/31/42	1,150,000		457,307
Italy - .9%
Banco Popolare,
Sr. Unscd. Notes	EUR	2.75	7/27/20	612,000		701,133
DECO,
Ser. 2014, Cl. D	EUR	2.69	4/27/27	300,000	[c]	329,968
LKQ Italia Bondco,
Gtd. Bonds	EUR	3.88	4/1/24	100,000		118,509
REITALY Finance,
Ser. 2015-1, Cl. B	EUR	3.15	5/22/27	400,000	[c]	437,750
UniCredit,
Sub. Notes	EUR	4.38	1/3/27	200,000	[c]	221,693
Unione di Banche Italiane,
Sub. Notes	EUR	4.25	5/5/26	445,000	[c]	493,735
						2,302,788
Ivory Coast - .4%
Ivory Coast Government,
Sr. Unscd. Bonds		5.75	12/31/32	594,000	[c]	570,240
Ivory Coast Government,
Sr. Unscd. Notes		6.38	3/3/28	300,000		301,662
						871,902
Japan - .1%
Sumitomo Mitsui Banking,
Gtd. Bonds		1.95	7/23/18	250,000		252,115
Luxembourg - .3%
INEOS Group Holdings,
Scd. Notes	EUR	5.75	2/15/19	200,000		230,589
Lecta,
Sr. Scd. Bonds	EUR	6.50	8/1/23	200,000		223,436
Play Topco,
Sr. Unscd. Notes	EUR	7.75	2/28/20	100,000		114,344
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	150,000		167,663
						736,032

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 22.8% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Malaysia - .8%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0115	MYR	3.96	9/15/25	4,270,000		1,073,138
Malaysian Investment,
Sr. Unscd. Bonds, Ser. 0316	MYR	4.07	9/30/26	3,600,000		910,060
						1,983,198
Mexico - .5%
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	8,380,000		569,798
Petroleos Mexicanos,
Gtd. Notes		6.88	8/4/26	580,000		652,500
						1,222,298
Netherlands - 2.0%
Allianz Finance II,
Gtd. Notes	EUR	0.00	4/21/20	300,000		336,319
EDP Finance,
Sr. Unscd. Notes	EUR	5.75	9/21/17	185,000		219,939
EDP Finance,
Sr. Unscd. Notes		4.90	10/1/19	250,000		268,509
GTH Finance,
Gtd. Notes		6.25	4/26/20	200,000		208,599
GTH Finance,
Gtd. Notes		7.25	4/26/23	300,000		316,125
Marfrig Holdings Europe,
Gtd. Notes		8.00	6/8/23	200,000		205,940
Marfrig Holdings Europe,
Gtd. Notes		8.00	6/8/23	200,000		205,940
Petrobras Global Finance,
Gtd. Notes		8.38	5/23/21	400,000		423,900
Petrobras Global Finance,
Gtd. Notes		8.75	5/23/26	500,000		521,100
Petrobras Global Finance,
Gtd. Notes		7.25	3/17/44	200,000		171,640
Shell International Finance,
Gtd. Notes		1.63	11/10/18	650,000		655,950
SNS Bank,
Sub. Notes	EUR	3.75	11/5/25	180,000	[c]	202,435
Teva Pharmaceutical Finance Netherlands
II,
Gtd. Notes	EUR	0.38	7/25/20	147,000		164,954
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		4.10	10/1/46	774,000		802,334
Volkswagen Financial Services,
Gtd. Notes	GBP	1.25	12/15/16	260,000		344,188
						5,047,872
Peru - .5%
Peruvian Government,
Sr. Unscd. Bonds		6.55	3/14/37	100,000		137,000
Peruvian Government,
Sr. Unscd. Notes	PEN	8.20	8/12/26	2,140,000		758,958
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	1,200,000		391,741
						1,287,699
Qatar - .5%
Qatari Government,
Sr. Unscd. Bonds		4.63	6/2/46	1,200,000		1,290,000

		Coupon	Maturity	Principal
Bonds and Notes - 22.8% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Romania - .3%
Romanian Government,
Bonds, Ser. 10Y	RON	5.85	4/26/23	700,000		209,596
Romanian Government,
Bonds, Ser. 10Y	RON	4.75	2/24/25	2,300,000		646,935
						856,531
Russia - .6%
Russian Government,
Bonds, Ser. 6211	RUB	7.00	1/25/23	64,100,000		909,192
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	18,999,000		262,902
Russian Government,
Sr. Unscd. Bonds		5.63	4/4/42	200,000		220,750
						1,392,844
South Africa - .8%
South African Government,
Bonds, Ser. 2040	ZAR	9.00	1/31/40	3,500,000		243,546
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/48	12,700,000		850,932
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	11,600,000		941,371
						2,035,849
Spain - .3%
Banco Popular Espanol,
Jr. Sub. Bonds	EUR	8.25	4/29/49	200,000	[c]	204,884
Bankia,
Sub. Notes	EUR	4.00	5/22/24	200,000	[c]	220,468
Santander Consumer Finance,
Sr. Unscd. Notes	EUR	0.75	4/3/19	300,000		338,404
						763,756
Thailand - .0%
Thailand Government,
Sr. Unscd. Bonds	THB	4.88	6/22/29	3,200,000		118,452
Ukraine - .2%
Ukrainian Government,
Sr. Unscd. Notes		7.75	9/1/23	330,000		322,987
Ukrainian Government,
Sr. Unscd. Notes		7.75	9/1/27	180,000		174,150
						497,137
United Kingdom - 3.0%
Anglo American Capital,
Gtd. Notes	EUR	3.25	4/3/23	200,000		216,382
Annington Finance No 5,
Sr. Scd. Notes	GBP	13.00	1/15/23	300,000		458,576
Imperial Brands Finance,
Gtd. Notes		2.05	2/11/18	450,000	[b]	453,498
Inovyn Finance,
Sr. Scd. Bonds	EUR	6.25	5/15/21	200,000		233,384
Lanark Master Issuer,
Ser. 2016-1, Cl. 1A	GBP	1.50	12/22/54	200,000	[c]	264,704
Lloyds Banking Group,
Gtd. Notes		3.10	7/6/21	200,000		202,858
London Stock Exchange Group,
Sr. Unscd. Bonds	GBP	9.13	10/18/19	180,000		296,707
Nationwide Building Society,
Sr. Unscd. Notes	EUR	0.50	10/29/19	325,000		365,518

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 22.8% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom - 3.0% (continued)
Nationwide Building Society,
Sr. Unscd. Notes		2.45	7/27/21	324,000		326,923
NewDay Funding,
Ser. 2015-1, Cl. D	GBP	3.00	7/15/23	350,000	[c]	453,789
Paragon Mortgages,
Ser. 13X, Cl. B1B	EUR	0.13	1/15/39	370,000	[c]	318,312
Residential Mortgage Securities 19,
Ser. 19X, CL. A2C	EUR	0.21	2/11/38	402,880	[c]	414,502
Slate No.1,
Ser. 1, Cl. D	GBP	2.89	4/24/51	350,000	[c]	435,284
Trinity Acquisition,
Gtd. Notes		3.50	9/15/21	196,000		205,830
Trinity Acquisition,
Gtd. Notes	EUR	2.13	5/26/22	228,000		261,789
United Kingdom Gilt,
Unscd. Bonds	GBP	3.50	1/22/45	900,000		1,722,757
Vodefone Group,
Sr. Unscd. Notes		1.50	2/19/18	350,000		350,778
Warwick Finance Residential Mortgages
No One,
Ser. 1, Cl. C	GBP	2.09	9/21/49	350,000	[c]	418,847
						7,400,438
United States - 4.8%
AT&T,
Sr. Unscd. Notes		5.80	2/15/19	395,000		437,301
Caterpillar Financial Services,
Sr. Unscd. Notes		2.25	12/1/19	430,000		443,830
Celanese US Holdings,
Gtd. Notes		5.88	6/15/21	200,000		229,000
Celanese US Holdings,
Gtd. Notes		4.63	11/15/22	200,000		217,000
Celgene,
Sr. Unscd. Notes		3.88	8/15/25	190,000		206,590
Citigroup,
Sr. Unscd. Notes		2.05	12/7/18	450,000		455,025
Colony Starwood Homes Trust,
Ser. 2016-1A CL.D		3.55	7/17/18	127,000	[b,c]	128,210
Comcast,
Gtd. Notes		1.63	1/15/22	330,000		330,193
Continental Rubber of America,
Gtd. Notes	EUR	0.50	2/19/19	180,000		204,113
Denali International,
Sr. Scd. Notes		5.63	10/15/20	290,000		304,877
Drive Auto Receivables Trust,
Ser. 15-BA, Cl. B		2.12	6/17/19	350,000	[b]	350,777
Energy Transfer Partners,
Sr. Unscd. Notes		4.65	6/1/21	250,000		261,221
Energy Transfer Partners,
Sr. Unscd. Notes		4.75	1/15/26	200,000		204,042
EQTY-INNS Mortgage Trust,
Ser. 2014, Cl. E		3.92	5/8/31	300,000	[b,c]	289,459
General Motors,
Sr. Unscd. Notes		6.75	4/1/46	275,000		358,863
Glencore Funding,
Gtd. Notes		4.13	5/30/23	190,000		183,238
Goldman Sachs Group,
Sr. Unscd. Notes	EUR	1.63	7/27/26	231,000		261,742

		Coupon	Maturity	Principal
Bonds and Notes - 22.8% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 4.8% (continued)
Honeywell International,
Sr. Unscd. Bonds	EUR	0.65	2/21/20	160,000		182,448
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-CB19, Cl. A4		5.88	4/12/17	484,947	[c]	494,795
ML-CFC Commercial Mortgage Trust,
Ser. 2006, Cl. AJ		5.49	9/12/16	359,000	[c]	357,414
Molson Coors Brewing,
Gtd. Notes		1.45	7/15/19	582,000		585,818
Nasdaq,
Sr. Unscd. Notes		3.85	6/30/26	299,000		314,040
Newell Brands,
Sr. Unscd. Notes		3.15	4/1/21	75,000		78,783
Oracle,
Sr. Unscd. Notes		4.00	7/15/46	97,000		100,773
Philip Morris International,
Sr. Unscd. Notes		1.25	11/9/17	450,000		451,353
Progress Residential Trust,
Ser. 2016-SFR1, Cl. C		2.98	9/17/33	100,000	[b,c]	100,903
Reynolds Group Issuer,
Sr. Scd. Notes		5.13	7/15/23	65,000		67,112
SABMiller Holdings,
Gtd. Notes		2.20	8/1/18	500,000		507,867
Schlumberger Holdings,
Sr. Unscd. Notes		4.00	12/21/25	94,000		102,497
Spectra Energy Partners,
Sr. Unscd. Notes		4.50	3/15/45	110,000		110,852
Sprint Communications,
Sr. Unscd. Debs.		9.25	4/15/22	150,000		153,000
Sprint Communications,
Sr. Unscd. Notes		6.00	12/1/16	100,000		101,125
Taco Bell Funding,
Ser. 2016-1A, Cl. A2II		4.38	5/25/46	500,000	[b]	514,821
UDR,
Gtd. Notes		4.00	10/1/25	315,000		344,611
US Bancorp,
Sr. Unscd. Notes, Ser. V		2.38	7/22/26	550,000		551,761
Verizon Owner Trust,
Ser. 2016-1A, Cl. A		1.42	1/20/21	149,000	[b]	149,223
Wells Fargo & Co,
Sr. Unscd. Notes	GBP	2.00	7/28/25	171,000		230,322
Wells Fargo Bank,
Sr. Unscd. Notes		1.75	5/24/19	1,000,000		1,014,400
Western Gas Partners,
Sr. Unscd. Notes		3.95	6/1/25	248,000		243,803
Western Gas Partners,
Sr. Unscd. Notes		4.65	7/1/26	106,000		106,997
Zoetis,
Sr. Unscd. Notes		4.50	11/13/25	185,000		207,179
						11,937,378
Zambia - .1%
Zambian Government,
Unscd. Notes		5.38	9/20/22	200,000		159,534
Total Bonds and Notes
(cost $56,045,951)						57,131,941

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - .9%		Shares		Value ($)
Italy - .0%
Enav		14,850	[b]	59,071
Spain - .7%
Grifols, ADR		96,738		1,638,742
Sweden - .0%
Hennes & Mauritz, Cl. B		3,615		109,206
United Kingdom - .2%
Babcock International Group		3,250		41,722
Electra Private Equity		5,493		278,794
Spire Healthcare Group		12,359	[b]	52,815
				373,331
Total Common Stocks
(cost $2,132,782)				2,180,350
		Face Amount
		Covered by
		Contracts/
		Number of
Options Purchased - .3%		Contracts ($)		Value ($)
Call Options - .1%
British Pound,
October 2016 @ GBP 1.30		3,000,000		31,689
British Pound,
October 2016 @ GBP 1.30		3,000,000		32,511
CBOE Volatility Index,
September 2016 @ 21		36,400		40,040
CDX North American Investment Grade
Index,
August 2016 @ 72.5		2,800,000		3,031
CDX North American Investment Grade
Index,
September 2016 @ 72.5		6,600,000		11,304
Euro,
July 2016 @ EUR 1.1		3,000,000		7,118
EURO STOXX 50 Price EUR,
December 2016 @ 3,600		180		463
FTSE 100 Index,
December 2016 @ 7,000		70		7,365
Hang Seng China Enterprise Index,
September 2016 @ 9,600		1,000		11,343
Hungarian Forint Cross Currency Euro,
August 2016 @ HUF 322	EUR	1,600,000		0
iShares MSCI Emerging Markets ETF,
December 2016 @ 35		19,200		49,152
Israeli Shekel,
August 2016 @ ILS 3.85		1,050,000		1,864
iTraxx Europe Index,
September 2016 @ 65		5,900,000		9,234
Mexican Peso,
August 2016 @ MXN 19		1,100,000		10,655
Nasdaq 100 Index,
September 2016 @ 4,900		300		5,460
Nikkei 225 Index,
December 2016 @ 20,000		4,000		2,744
Russell 2000 Index,
September 2016 @ 1,250		800		9,040

	Face Amount
	Covered by
	Contracts/
	Number of
Options Purchased - .3% (continued)	Contracts ($)	Value ($)
Call Options - .1% (continued)
S&P/ASX 200 Index,
September 2016 @ 5,500	300	26,378
Swiss Market Index,
September 2016 @ 8,450	110	4,030
U.S. Treasury 30 Year Bonds,
August 2016 @ 166	11,000	94,359
		357,780
Put Options - .2%
CBOE Volatility Index,
September 2016 @ 13	36,400	14,560
FTSE 100 Index,
December 2016 @ 5,000	70	1,575
FTSE 100 Index,
December 2016 @ 6,300	150	27,693
FTSE 100 Index,
March 2017 @ 6,500	220	88,804
FTSE 100 Index,
September 2016 @ 6,000	140	2,038
FTSE MIB Index,
December 2016 @ 20,000	30	115,009
FTSE MIB Index,
September 2016 @ 14,500	40	4,875
iTraxx Europe Index,
August 2016 @ 72.5	8,300,000	5,746
iTraxx Europe Index,
August 2016 @ 95	18,500,000	525
iTraxx Europe Index,
September 2016 @ 325	1,200,000	14,360
Nasdaq 100 Index,
December 2016 @ 3,700	300	870
NATIONAL OILWELL VARCO,
January 2017 @ 25	16,900	17,745
Russian Ruble,
September 2016 @ RUB 64	550,000	4,096
S&P 500 Index,
August 2016 @ 1,950	700	455
S&P 500 Index,
August 2016 @ 2,000	300	795
S&P 500 Index,
December 2016 @ 1,900	300	6,510
S&P 500 Index,
December 2016 @ 2,100	700	38,724
S&P 500 Index,
October 2016 @ 2,100	400	12,200
S&P 500 Index,
September 2016 @ 2,000	300	1,920
S&P 500 Weeklys Index,
November 2016 @ 2,100	400	19,600
		378,100
Total Options Purchased
(cost $1,208,754)		735,880

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 70.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $175,924,214)	175,924,214 [d]	175,924,214
Total Investments (cost $235,311,701)	94.4%	235,972,385
Cash and Receivables (Net)	5.6%	14,048,070
Net Assets	100.0%	250,020,455

ADR—American Depository Receipt
ETF—Exchange-Traded Funds
EUR—Euro

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
COP—Colombian Peso
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
RUB—Russian Ruble
THB—Thai Baht
ZAR—South African Rand

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$2,331,777 or .93% of net assets.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Money Market Investment	70.4
Corporate Bonds	10.8
Foreign/Governmental	9.2
Commercial Mortgage-Backed	1.3
Common Stocks	.9
Asset-Backed	.9
Residential Mortgage-Backed	.6
Options Purchased	.3
94.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	2,149,872	-	2,149,872
Commercial Mortgage-Backed	-	3,329,609	-	3,329,609
Corporate Bonds †	-	27,101,373	-	27,101,373
Equity Securities-Foreign
Common Stocks	2,180,350	-	-	2,180,350
Foreign Government	-	23,017,750	-	23,017,750
Mutual Funds	175,924,214	-	-	175,924,214
Residential Mortgage-Backed	-	1,533,337	-	1,533,337
Other Financial Instruments:
Financial Futures ††	230,809	-	-	230,809
Forward Foreign Currency
Exchange Contracts ††	-	1,131,475	-	1,131,475
Options Purchased	647,947	87,933	-	735,880
Swaps ††	-	861,785	-	861,785
Liabilities ($)
Other Financial Instruments:
Financial Futures ††	(371,555)	-	-	(371,555)
Forward Foreign Currency
Exchange Contracts ††	-	(1,247,341)	-	(1,247,341)
Options Written	-	(866,066)	-	(866,066)
Swaps ††	-	(1,906,299)	-	(1,906,299)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Absolute Insight Multi-Strategy Fund
July 31, 2016 (Unaudited)

	Face Amount
	Covered by
	Contracts/
	Number of
	Contracts ($)	Value ($)
Call Options:
CDX North American Investment Grade Index,
September 2016 @ $70	13,200,000	(15,713)
iTraxx Europe Index,
September 2016 @ $60	5,900,000	(4,306)
CBOE Volatility Index,
September 2016 @ $19	36,400	(53,508)
EURO STOXX 50 Price EUR,
December 2016 @ $380	180	(101)
FTSE 100 Index,
December 2016 @ $60	70	(66,609)
FTSE MIB Index,
December 2016 @ $240	30	(33)
Hang Seng China Enterprise Index,
September 2016 @ $880	1,000	(54,006)
iShares MSCI Emerging Markets ETF,
December 2016 @ $37	19,200	(26,496)
Nasdaq 100 Index,
September 2016 @ $430	300	(124,500)
Nikkei 225 Index,
December 2016 @ $210	4,000	(745)
S&P 500 Index,
December 2016 @ $230	300	(3,840)
British Pound,
November 2016 @ GBP 1.24	3,000,000	(7,336)
British Pound,
November 2016 @ GBP 1.24	3,000,000	(6,909)
U.S. Treasury 30 Year Bonds,
August 2016 @ $169	11,000	(64,109)

	Face Amount
	Covered by
	Contracts/
	Number of
	Contracts ($)	Value ($)
Put Options:
iTraxx Europe Index,
September 2016 @ $80	8,300,000	(9,655)
iTraxx Europe Index,
September 2016 @ $85	5,900,000	(4,629)
iTraxx Europe Index,
September 2016 @ $362.5	2,400,000	(14,984)
CBOE Volatility Index,
September 2016 @ $15	36,400	(43,680)
EURO STOXX 50 Price EUR,
December 2016 @ $260	180	(10,183)
FTSE 100 Index,
September 2016 @ $55	280	(741)
FTSE 100 Index,
December 2016 @ $58	300	(23,822)
FTSE 100 Index,
December 2016 @ $60	70	(7,782)
FTSE 100 Index,
March 2017 @ $60	440	(94,336)
FTSE MIB Index,
September 2016 @ $150	40	(7,289)
FTSE MIB Index,
September 2016 @ $130	40	(1,386)
FTSE MIB Index,
December 2016 @ $190	30	(87,305)
Hang Seng China Enterprise Index,
September 2016 @ $880	1,000	(30,161)
iShares MSCI Emerging Markets ETF,
December 2016 @ $28	19,200	(4,800)
Nasdaq 100 Index,
September 2016 @ $430	300	(5,250)
Nikkei 225 Index,
December 2016 @ $150	4,000	(14,897)
Russell 2000 Index,
September 2016 @ $110	800	(3,632)
S&P 500 Index,
December 2016 @ $192.5	1,400	(33,992)
S&P 500 Index,

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

	Face Amount
	Covered by
	Contracts/
	Number of
	Contracts ($)	Value ($)
August 2016 @ $185	600	(480)
S&P 500 Index,
September 2016 @ $182.5	600	(954)
S&P 500 Index,
October 2016 @ $197.5	800	(11,600)
S&P 500 Index,
December 2016 @ $180	300	(4,065)
S&P 500 Weeklys Index,
November 2016 @ $195	800	(18,560)
S&P/ASX 200 Index,
September 2016 @ $480	300	(1,368)
Swiss Market Index,
September 2016 @ $725	110	(2,132)
U.S. Treasury 30 Year Bonds,
August 2016 @ $156	11,000	(172)
Total Options Written
(premiums received $1,333,809)		(866,066)

ETF—Exchange-Traded Funds
EUR—Euro
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are

NOTES

valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at July 31, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Barclays Bank
Colombian Peso,
Expiring
8/18/2016	2,700,000,000	919,850	875,506	(44,344)
Turkish Lira,
Expiring
9/20/2016	3,323,289	1,149,291	1,098,287	(51,004)
Goldman Sachs International
Peruvian New Sol,
Expiring
8/18/2016	4,480,000	1,337,023	1,334,089	(2,934)
Russian Ruble,
Expiring
8/10/2016	46,000,000	712,085	694,873	(17,212)
HSBC
Australian Dollar,
Expiring
8/10/2016	4,220,000	3,181,880	3,205,685	23,805
British Pound,
Expiring
8/10/2016	6,065,082	7,990,247	8,028,173	37,926
8/19/2016	206,000	294,914	272,719	(22,195)
9/1/2016	390,000	536,518	516,433	(20,085)
Canadian Dollar,
Expiring
8/10/2016	4,173,208	3,206,118	3,196,560	(9,558)
Euro,
Expiring
8/1/2016	82,000	90,864	90,327	(537)
8/10/2016	4,650,000	5,130,224	5,201,100	70,876

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
HSBC (continued)
8/19/2016	4,872,000	5,406,027	5,451,367	45,340
Hungarian Forint,
Expiring
8/18/2016	66,470,000	233,499	238,917	5,418
Israeli Shekel,
Expiring
8/18/2016	3,898,500	1,008,709	1,022,651	13,942
Japanese Yen,
Expiring
8/10/2016	656,483,840	6,369,774	6,436,350	66,576
Malaysian
Ringgit,
Expiring
8/18/2016	400,000	100,844	98,144	(2,700)
Mexican New
Peso,
Expiring
8/18/2016	20,800,000	1,131,326	1,106,943	(24,383)
Polish Zolty,
Expiring
8/18/2016	5,620,000	1,414,335	1,441,361	27,026
South African
Rand,
Expiring
8/10/2016	11,420,400	800,000	820,580	20,580
8/18/2016	13,000,000	897,003	932,613	35,610
Swiss Franc,
Expiring
8/10/2016	1,585,000	1,613,231	1,636,487	23,256
Turkish Lira,
Expiring
8/18/2016	4,533,000	1,492,010	1,510,095	18,085
9/20/2016	2,120,000	717,482	700,622	(16,860)
JP Morgan Chase Bank
Peruvian New Sol,
Expiring
8/25/2016	760,000	230,303	226,116	(4,187)
Russian Ruble,
Expiring
8/18/2016	2,100,000	32,776	31,654	(1,122)
UBS
Euro,
Expiring
9/20/2016	1,682,195	1,862,525	1,885,001	22,476

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
UBS (continued)
South Korean
Won,
Expiring
8/18/2016	1,318,800,000	1,151,375	1,177,162	25,787
Turkish Lira,
Expiring
9/20/2016	2,220,000	764,437	733,670	(30,767)
Sales:
Bank of America
Peruvian New Sol,
Expiring
8/25/2016	3,540,000	1,047,957	1,053,224	(5,267)
Russian Ruble,
Expiring
8/18/2016	30,900,000	466,373	465,770	603
Barclays Bank
Euro,
Expiring
9/20/2016	990,000	1,149,291	1,109,355	39,936
Russian Ruble,
Expiring
8/18/2016	75,500,000	1,173,235	1,138,047	35,188
Citigroup
Colombian Peso,
Expiring
8/18/2016	4,400,000,000	1,442,221	1,426,751	15,470
Goldman Sachs International
British Pound,
Expiring
9/1/2016	680,000	975,435	900,448	74,987
Indonesian
Rupiah,
Expiring
8/18/2016	25,895,400,000	1,959,101	1,971,272	(12,171)
Peruvian New Sol,
Expiring
8/18/2016	540,000	160,571	160,805	(234)
Russian Ruble,
Expiring
8/10/2016	46,000,000	716,511	694,873	21,638
8/18/2016	55,600,000	844,647	838,085	6,562

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
HSBC
Australian Dollar,
Expiring
8/10/2016	6,722,160	5,030,000	5,106,429	(76,429)
British Pound,
Expiring
8/10/2016	13,238,765	17,167,492	17,523,768	(356,276)
8/19/2016	2,176,000	3,051,174	2,880,756	170,418
9/1/2016	350,000	505,351	463,466	41,885
9/27/2016	575,017	760,000	761,824	(1,824)
Canadian Dollar,
Expiring
8/10/2016	8,865,753	6,750,000	6,790,918	(40,918)
Chinese Yuan
Renminbi,
Expiring
8/4/2016	43,117,138	6,516,633	6,505,133	11,500
8/18/2016	15,930,000	2,376,396	2,402,135	(25,739)
Euro,
Expiring
8/18/2016	3,397,671	3,780,843	3,801,563	(20,720)
8/19/2016	14,240,000	16,097,366	15,933,390	163,976
9/1/2016	1,385,000	1,559,347	1,550,556	8,791
Hungarian Forint,
Expiring
8/18/2016	338,150,000	1,195,365	1,215,432	(20,067)
Israeli Shekel,
Expiring
8/18/2016	6,600,000	1,712,290	1,731,305	(19,015)
Japanese Yen,
Expiring
8/10/2016	419,246,400	4,000,000	4,110,408	(110,408)
Malaysian
Ringgit,
Expiring
8/18/2016	8,560,000	2,101,270	2,100,289	981
Mexican New
Peso,
Expiring
8/18/2016	44,826,729	2,419,172	2,385,608	33,564
New Zealand
Dollar,
Expiring
8/10/2016	2,210,000	1,598,935	1,595,129	3,806
Polish Zolty,
Expiring
8/18/2016	9,402,000	2,363,142	2,411,330	(48,188)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
HSBC (continued)
Russian Ruble,
Expiring
8/18/2016	25,200,000	379,575	379,851	(276)
South African
Rand,
Expiring
8/10/2016	23,500,000	1,600,817	1,688,525	(87,708)
8/18/2016	21,241,722	1,471,054	1,523,870	(52,816)
South Korean
Won,
Expiring
8/18/2016	1,318,000,000	1,157,816	1,176,448	(18,632)
Swiss Franc,
Expiring
8/10/2016	1,555,584	1,590,247	1,606,116	(15,869)
Thai Baht,
Expiring
8/18/2016	99,748	2,842	2,863	(21)
Turkish Lira,
Expiring
8/18/2016	4,510,000	1,480,015	1,502,433	(22,418)
9/20/2016	2,120,000	710,289	700,621	9,668
JP Morgan Chase Bank
Brazilian Real,
Expiring
8/18/2016	2,918,126	879,695	893,607	(13,912)
British Pound,
Expiring
9/27/2016	349,510	465,000	463,056	1,944
Chinese Yuan
Renminbi,
Expiring
9/27/2016	11,200,000	1,666,014	1,685,402	(19,388)
Indonesian
Rupiah,
Expiring
8/18/2016	9,964,900,000	757,672	758,572	(900)
Peruvian New Sol,
Expiring
8/18/2016	900,000	269,179	268,009	1,170
Royal Bank of Canada
Brazilian Real,
Expiring
8/18/2016	2,700,000	822,410	826,812	(4,402)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Royal Bank of Canada (continued)
British Pound,
Expiring
9/27/2016	348,857	450,000	462,191	(12,191)
Colombian Peso,
Expiring
8/18/2016	1,182,800,000	403,578	383,536	20,042
UBS
British Pound,
Expiring
9/1/2016	670,000	873,542	887,206	(13,664)
Euro,
Expiring
9/20/2016	676,506	764,436	758,065	6,371
Turkish Lira,
Expiring
9/20/2016	5,556,289	1,862,525	1,836,253	26,272
Gross Unrealized Appreciation				1,131,475
Gross Unrealized Depreciation				(1,247,341)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

NOTES

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at July 31, 2016:

OTC Credit Default Swaps

		(Pay)	Implied		Upfront
		Receive	Credit	Market	Premiums	Unrealized
Reference	Notional Fixed	Rate	Spread	Value	Received	Appreciation
Obligation ($)	Amount($)1	(%)	(%)[2]	($)	(Paid) ($)	(Depreciation) ($)
Sales Contracts:[3]
Bank of America
UniCredit SpA, 4.4%,
6/14/2017
6/20/2021†	200,000	1.00	366.42	(26,320)	(32,582)	6,262

NOTES

OTC Credit Default Swaps

		(Pay)	Implied		Upfront
		Receive	Credit	Market	Premiums	Unrealized
Reference	Notional	Fixed	Spread	Value	Received	Appreciation
Obligation ($)	Amount($)[1]	Rate (%)	(%)[2]	($)	(Paid) ($)	(Depreciation) ($)
Barclays Bank
MEDIOBANCA
BANCA DI
CREDITO, 1
20210620

6/20/2021†	300,000	1.00	114.81	(1,981)	(17,266)	15,285
UniCredit SpA, 4.4%,
6/14/2017

6/20/2021†	200,000	1.00	366.42	(26,321)	(29,518)	3,197
Citigroup
Markit ITRAXX Euro
Crossover Series
25, 12/20/2020

12/20/2020†	700,000	5.00	315.5	61,070	56,299	4,771
Markit ITRAXX Euro
Crossover Series
25, 12/20/2020

12/20/2020†	1,750,000	5.00	315.5	152,676	68,361	84,315
Credit Suisse International
ROYAL CARIBBEAN
CRUISES
LTD;COR 5
20210620

6/20/2021†	400,000	5.00	197.86	57,882	55,892	1,990
ROYAL
CARIBBEANCRUI
SES LTD, 5%
06/20/21

6/20/2021†	150,000	5.00	197.86	21,706	20,732	974
Rolls-Royce PLC,
6.75%,
4/30/2019

12/20/2020†	50,000	1.00	98.25	103	(1,369)	1,472
Rolls-Royce PLC,
6.75%,
4/30/2019

12/20/2020†	50,000	1.00	98.25	103	(1,768)	1,871
Rolls-Royce PLC,
6.75%,
4/30/2019

12/20/2020†	50,000	1.00	98.25	103	(1,484)	1,587

NOTES

OTC Credit Default Swaps

		(Pay)	Implied		Upfront
		Receive	Credit	Market	Premiums	Unrealized
Reference	Notional	Fixed	Spread	Value	Received	Appreciation
Obligation ($)	Amount($)[1]	Rate (%)	(%)[2]	($)	(Paid) ($)	(Depreciation) ($)
Rolls-Royce PLC,
6.75%,
4/30/2019
12/20/2020†	50,000	1.00	98.25	103	(1,529)	1,632
Goldman Sachs International
Markit ITRAXX Euro
Crossover Series
25, 12/20/2020
12/20/2020†	900,000	5.00	315.5	78,519	64,461	14,058
Markit ITRAXX Euro
Crossover Series
25, 12/20/2020
12/20/2020†	1,750,000	5.00	315.5	152,676	85,150	67,526
Markit ITRAXX Euro
Crossover Series
25, 12/20/2020
12/20/2020†	1,750,000	5.00	315.5	152,676	84,700	67,976
JP Morgan Chase Bank
Markit ITRAXX Euro
Crossover Series
25, 12/20/2020
12/20/2020†	1,750,000	5.00	315.5	152,676	130,078	22,598
Markit ITRAXX Euro
Crossover Series
25, 12/20/2020
12/20/2020†	250,000	5.00	315.5	21,811	18,583	3,228
Purchased Contracts: [4]
Bank of America
BMW Finance NV,
5%, 8/6/2018
12/20/2020†	200,000	1.00	45.69	(5,545)	(2,215)	(3,330)
Markit CDX
Emerging Market
Index Series 25,
6/20/2021
6/20/2021†	800,000	1.00	261.05	56,472	68,403	(11,931)
Standard Chartered
Bank, 5.875%,
9/26/2017
12/20/2020†	200,000	1.00	223.12	11,342	12,761	(1,419)

NOTES

OTC Credit Default Swaps

		(Pay)
		Receive	Implied		Upfront
		Fixed	Credit	Market	Premiums	Unrealized
Reference	Notional	Rate	Spread	Value	Received	Appreciation
Obligation ($)	Amount($)[1]	(%)	(%)[2]	($)	(Paid) ($)	(Depreciation) ($)
Barclays Bank
MARKIT CDX
EMERGING
MARKETS
SERIES 25,
06/20/2021

6/20/2021†	1,100,000	1.00	261.05	77,648	95,702	(18,054)
MARKIT CDX
EMERGING
MARKETS
SERIES 25,
06/20/2021

6/20/2021†	1,100,000	1.00	261.05	77,648	87,829	(10,181)
Markit CDX
Emerging Market
Index Series 25,
6/20/2021

6/20/2021†	1,300,000	1.00	261.05	91,765	103,725	(11,960)
BNP Paribas
BMW FINANCE NV,
5%, 08/06/2018

6/20/2021†	200,000	1.00	50.66	(5,593)	(3,422)	(2,171)
UNION PACIFIC
CORP, 6.625%,
2/1/2029

6/20/2021†	1,250,000	1.00	23.83	(47,214)	(44,041)	(3,173)
VALEO SA, 3.25%,
01/22/2024

6/20/2021†	250,000	1.00	67.36	(4,709)	(2,875)	(1,834)
Citigroup
MARKIT CDX
EMERGING
MARKETS
SERIES 25,
06/20/2021

6/20/2021†	1,400,000	1.00	261.05	98,825	103,756	(4,931)
MARKIT CDX
EMERGING
MARKETS
SERIES 25,
06/20/2021

6/20/2021†	2,900,000	1.00	261.05	204,708	202,707	2,001

NOTES

OTC Credit Default Swaps

		(Pay)	Implied		Upfront
		Receive	Credit	Market	Premiums	Unrealized
Reference	Notional	Fixed	Spread	Value	Received	Appreciation
Obligation ($)	Amount($)[1]	Rate (%)	(%)[2]	($)	(Paid) ($)	(Depreciation) ($)
MARKIT CDX
EMERGING
MARKETS
SERIES 25,
06/20/2021

6/20/2021†	1,400,000	1.00	261.05	98,825	95,414	3,411
Credit Suisse International
KERING, 6.5%,
11/6/2017

6/20/2021†	450,000	1.00	63.69	(9,369)	(6,135)	(3,234)
airbus group
finance bv,
5.5%,
9/25/2018

12/20/2020†	50,000	1.00	60.04	(1,030)	6	(1,036)
Airbus Group
Finance BV,
5.5%,
9/25/2018

12/20/2020†	50,000	1.00	60.04	(1,030)	(115)	(915)
Airbus Group
Finance BV,
5.5%,
9/25/2018

12/20/2020†	50,000	1.00	60.04	(1,030)	246	(1,276)
Airbus Group
Finance BV,
5.5%,
9/25/2018

12/20/2020†	50,000	1.00	60.04	(1,030)	(44)	(986)
HSBC Bank PLC,
2.4805%,
2/11/2021

12/20/2020†	200,000	1.00	161.22	5,588	8,606	(3,018)
Kering, 6.5%,
11/6/2017

12/20/2020†	190,000	1.00	57.86	(4,124)	(161)	(3,963)
Kering, 6.5%,
11/6/2017

12/20/2020†	150,000	1.00	57.86	(3,256)	(553)	(2,703)

NOTES

OTC Credit Default Swaps

		(Pay)
		Receive	Implied		Upfront
		Fixed	Credit	Market	Premiums	Unrealized
Reference	Notional	Rate	Spread	Value	Received	Appreciation
Obligation ($)	Amount($)[1]	(%)	(%)[2]	($)	(Paid) ($)	(Depreciation) ($)
Markit CDX
Emerging Market
Index Series 25,
6/20/2021

6/20/2021†	1,800,000	1.00	261.05	127,060	153,062	(26,002)
Standard Chartered
Bank, 5.875%,
9/26/2017

6/20/2021†	200,000	1.00	234.45	13,725	16,074	(2,349)
Union Pacific Corp,
6.625%,
2/1/2029

12/20/2020†	550,000	1.00	20.93	(19,489)	(15,451)	(4,038)
Valeo SA, 3.25%,
1/22/2024

12/20/2020†	150,000	1.00	60.53	(3,062)	(193)	(2,869)
Valeo SA, 3.25%,
1/22/2024

12/20/2020†	50,000	1.00	60.53	(1,021)	305	(1,326)
Goldman Sachs International
Bank of China
Ltd/Hong Kong,
3.125%,
1/23/2019

12/20/2020†	380,000	1.00	119.87	2,779	13,551	(10,772)
Bank of China
Ltd/Hong Kong,
3.125%,
1/23/2019

6/20/2021†	200,000	1.00	133.85	2,941	4,451	(1,510)
Daimler AG, 2%,
5/5/2017

12/20/2020†	200,000	1.00	47.15	(5,400)	(3,255)	(2,145)
General Mills Inc,
5.7%,
2/15/2017

12/20/2020†	400,000	1.00	30.89	(12,419)	(11,686)	(733)
HSBC Bank PLC,
2.4805%,
2/11/2021

12/20/2020†	140,000	1.00	161.22	3,911	7,331	(3,420)

NOTES

OTC Credit Default Swaps

		(Pay)
		Receive	Implied		Upfront
		Fixed	Credit	Market	Premiums	Unrealized
Reference	Notional	Rate	Spread	Value	Received	Appreciation
Obligation ($)	Amount($)[1]	(%)	(%)[2]	($)	(Paid) ($)	(Depreciation) ($)
Markit ITRAXX Euro
Crossover Series
25, 12/20/2020
12/20/2020†	3,500,000	5.00	315.5	(305,353)	(215,164)	(90,189)
Markit ITRAXX Euro
Crossover Series
25, 12/20/2020
12/20/2020†	1,750,000	5.00	315.5	(152,676)	(78,687)	(73,989)
Valeo SA, 3.25%,
1/22/2024
12/20/2020†	50,000	1.00	60.53	(1,021)	191	(1,212)
Veolia
Environnement
SA, 5.375%,
5/28/2018
12/20/2020†	400,000	1.00	52.77	(9,691)	(6,983)	(2,708)
JP Morgan Chase Bank
THE ROYAL BANK
OF SCOTLAND
PLC, 1 20210620
6/20/2021†	420,000	1.00	247.28	31,438	33,695	(2,257)
Daimler AG, 2%,
5/5/2017
6/20/2021†	200,000	1.00	52.19	(5,424)	(1,041)	(4,383)
Markit ITRAXX Euro
Crossover Series
25, 12/20/2020
12/20/2020†	3,600,000	5.00	315.5	(314,077)	(61,383)	(252,694)
Morgan Stanley Capital Services
HESS
CORPORATION;
1% 20210620
6/20/2021†	500,000	1.00	298.42	43,346	38,829	4,517
Gross Unrealized Appreciation						308,671
Gross Unrealized Depreciation						(568,711)

† Expiration Date
1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
2 Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.
The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit

NOTES

soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.
3 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
4 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Market Tech
Receive	19,946	Holdings Ltd	Bank of America	10/18/2016	(7)
Receive	315,624	Adecco Sa-Reg	Bank of America	10/18/2016	67
Receive	377,401	Antena 3 Television	Bank of America	10/18/2016	11,304
		Asml Holding Nv
Receive	986,451	Eur0.09 (Post Split)	Bank of America	10/18/2016	66
Receive	248,922	Beiersdorf Ag	Bank of America	10/18/2016	(20,730)
Receive	131,250	Bp Plc, Ord Usd0.25	Bank of America	10/18/2016	(45)
		British Land
Receive	141,721	Company Plc	Bank of America	10/18/2016	(49)
Receive	661,567	Continental Ag	Bank of America	10/18/2016	(10,720)
		Countryside
Receive	252,937	Properties-Wi	Bank of America	10/18/2016	(88)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)

Receive	79,154	Dixons Carphone Plc	Bank of America	10/18/2016	(27)
Receive	190,496	Euler Hermes Sa	Bank of America	10/18/2016	9
		Euro Stoxx 50 Index
Receive	927,110	Dividend Futures	Bank of America	12/16/2016	-
		Euro Stoxx 50 Index
Receive	345,345	Dividend Futures	Bank of America	12/22/2018	-
		Euro Stoxx 50 Index
Receive	234,960	Dividend Futures	Bank of America	12/21/2019	-
Receive	744,930	Eurofins Scientific	Bank of America	10/18/2016	39
		Glaxo Smithkline Plc
Receive	160,079	Ord 25P	Bank of America	10/18/2016	(55)
Receive	235,575	Nexity Eur5	Bank of America	10/18/2016	(993)
		Reckitt Benckiser
Receive	750,749	Plc	Bank of America	10/18/2016	(260)
		Royal Dutch Shell
Receive	150,310	Plc B Shs	Bank of America	10/18/2016	(52)
Receive	189,970	Saga	Bank of America	10/18/2016	(66)
Receive	59,397	Saga	Bank of America	10/18/2016	(4)
Receive	21,331	Serco Group Plc	Bank of America	10/18/2016	(7)
		Severn Trent Plc
Receive	82,051	Ord Gbp0.9789	Bank of America	10/18/2016	(8)
		Severn Trent Plc
Receive	8,534	Ord Gbp0.9789	Bank of America	10/18/2016	(1)
		Severn Trent Plc
Receive	98,348	Ord Gbp0.9789	Bank of America	10/18/2016	(13)
		Severn Trent Plc
Receive	305,382	Ord Gbp0.9789	Bank of America	10/18/2016	(106)
Receive	337,370	Sherborne B	Bank of America	10/18/2016	(117)
Receive	43,034	Smith & Nephew Plc	Bank of America	10/18/2016	(15)
Receive	511,776	Stxe 600 Eur Pr	Bank of America	10/18/2016	36
		Ubisoft
Receive	146,846	Entertainment	Bank of America	10/18/2016	1,012
Receive	5,012	Vivendi Sa	Bank of America	10/18/2016	4,714
Receive	10,055	Vivendi Sa	Bank of America	10/18/2016	(6,738)
Receive	1,824	Vivendi Sa	Bank of America	10/18/2016	282
Receive	727,825	Vivendi Sa	Bank of America	10/18/2016	(875)
Receive	580,107	Wendel Investment	Bank of America	10/18/2016	39
		Worldpay Group
Receive	152,880	Ltd-Wi	Bank of America	10/18/2016	(53)
Receive	148,057	Zumtobel Ag	Bank of America	10/18/2016	4
		Berkeley Group
Pay	84,259	Holdings	Bank of America	10/18/2016	(158)
Pay	497,538	Bureau Veritas Sa	Bank of America	10/18/2016	(5,595)
Pay	23,916	Bureau Veritas Sa	Bank of America	10/18/2016	(3,251)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)

Pay	503,700	Enagas Sa	Bank of America	10/18/2016	(5,601)
Pay	50,603	Ftse 250 Index	Bank of America	10/18/2016	(1,430)
		Ftse 350 Gen Retail
Pay	129,923	Indx	Bank of America	10/18/2016	791
		Ftse 350 Travel &
Pay	131,691	Leisur	Bank of America	10/18/2016	(685)
		Hannover
		Rueckversicheru-
Pay	178,291	Reg	Bank of America	10/18/2016	1,402
Pay	268,513	Heineken Nv	Bank of America	10/18/2016	1,558
Pay	71,701	Intertek Group Plc	Bank of America	10/18/2016	1,342
Pay	71,718	Intertek Group Plc	Bank of America	10/18/2016	1,364
		Land Securities
Pay	141,014	Group Plc	Bank of America	10/18/2016	(9,242)
Pay	296,240	L'Oreal Sa	Bank of America	10/18/2016	9,375
Pay	315,647	National Grid Plc	Bank of America	10/18/2016	3,864
		Royal Dutch Shell
Pay	126,382	Plc A Shares	Bank of America	10/18/2016	10,272
Pay	456,228	Sgs Sa-Reg	Bank of America	10/18/2016	10,792
Pay	188,607	Swiss Re Ag	Bank of America	10/18/2016	5,760
		Unilever Plc Ord
Pay	460,388	Gbp0.031111	Bank of America	10/18/2016	7,490
		Auto Trader Group
Receive	37,948	Plc	Barclays Bank	1/12/2017	(22)
		Auto Trader Group
Receive	16,227	Plc	Barclays Bank	1/12/2017	(9)
		Auto Trader Group
Receive	7,530	Plc	Barclays Bank	1/12/2017	(4)
		Auto Trader Group
Receive	3,145	Plc	Barclays Bank	1/12/2017	(2)
		Auto Trader Group
Receive	4,565	Plc	Barclays Bank	1/12/2017	(3)
		Auto Trader Group
Receive	8,374	Plc	Barclays Bank	1/12/2017	(4)
		Auto Trader Group
Receive	12,934	Plc	Barclays Bank	1/12/2017	(7)
		Auto Trader Group
Receive	15,355	Plc	Barclays Bank	1/12/2017	(9)
		Auto Trader Group
Receive	36,132	Plc	Barclays Bank	1/12/2017	(20)
		Auto Trader Group
Receive	19,145	Plc	Barclays Bank	1/12/2017	(11)
		Auto Trader Group
Receive	4,652	Plc	Barclays Bank	1/12/2017	(3)
		Auto Trader Group
Receive	2,648	Plc	Barclays Bank	1/12/2017	(1)
		Babcock
		International Group
Receive	67,835	Plc	Barclays Bank	1/12/2017	(40)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Babcock
		International Group
Receive	17,715	Plc	Barclays Bank	1/12/2017	(11)
		Babcock
		International Group
Receive	1,264	Plc	Barclays Bank	1/12/2017	(1)
		Babcock
		International Group
Receive	88,662	Plc	Barclays Bank	1/12/2017	(54)
		Babcock
Receive	18,843	International Group	Barclays Bank	1/12/2017	(11)
		Babcock
Receive	808	International Group	Barclays Bank	1/12/2017	-
		Babcock
Receive	15,653	International Group	Barclays Bank	1/12/2017	(9)
		Babcock
Receive	31,560	International Group	Barclays Bank	1/12/2017	(18)
		Babcock
Receive	85,805	International Group	Barclays Bank	1/12/2017	(48)
		Babcock
		International Group
Receive	11,560	Plc	Barclays Bank	1/12/2017	(4)
		Babcock
Receive	27,454	International Group	Barclays Bank	1/12/2017	(10)
		Babcock
Receive	15,346	International Group	Barclays Bank	1/12/2017	(9)
		Babcock
Receive	9,367	International Group	Barclays Bank	1/12/2017	(5)
		Babcock
Receive	23,922	International Group	Barclays Bank	1/12/2017	(11)
		Babcock
		International Group
Receive	8,428	Plc	Barclays Bank	1/12/2017	(5)
Receive	26,284	Balfour Beatty Plc	Barclays Bank	1/12/2017	(16)
Receive	12,302	Balfour Beatty Plc	Barclays Bank	1/12/2017	(7)
Receive	33,142	Balfour Beatty Plc	Barclays Bank	1/12/2017	(19)
Receive	1,376	Balfour Beatty Plc	Barclays Bank	1/12/2017	(1)
Receive	9,378	Balfour Beatty Plc	Barclays Bank	1/12/2017	(4)
Receive	2,043	Balfour Beatty Plc	Barclays Bank	1/12/2017	(1)
Receive	9,140	Balfour Beatty Plc	Barclays Bank	1/12/2017	(6)
Receive	38,388	Balfour Beatty Plc	Barclays Bank	1/12/2017	(22)
Receive	6,211	Balfour Beatty Plc	Barclays Bank	1/12/2017	(4)
Receive	2,015	Balfour Beatty Plc	Barclays Bank	1/12/2017	(1)
Receive	439	Balfour Beatty Plc	Barclays Bank	1/12/2017	-
Receive	9,030	Balfour Beatty Plc	Barclays Bank	1/12/2017	(5)
Receive	5,715	Balfour Beatty Plc	Barclays Bank	1/12/2017	(3)
Receive	293	Balfour Beatty Plc	Barclays Bank	1/12/2017	-

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)

Receive	212	Balfour Beatty Plc	Barclays Bank	1/12/2017	-
Receive	4,294	Balfour Beatty Plc	Barclays Bank	1/12/2017	(3)
Receive	17,427	Balfour Beatty Plc	Barclays Bank	1/12/2017	(10)
Receive	1,765	Balfour Beatty Plc	Barclays Bank	1/12/2017	(1)
		Barratt
Receive	30,518	Developments Plc	Barclays Bank	1/12/2017	(3)
		Barratt
Receive	15,378	Developments Plc	Barclays Bank	1/12/2017	(8)
		Barratt
Receive	2,982	Developments Plc	Barclays Bank	1/12/2017	(1)
		Barratt
Receive	131,142	Developments Plc	Barclays Bank	1/12/2017	(64)
		Barratt
Receive	54,273	Developments Plc	Barclays Bank	1/12/2017	(31)
		Barratt
Receive	5,858	Developments Plc	Barclays Bank	1/12/2017	(3)
Receive	2,256	Bellway Plc	Barclays Bank	1/12/2017	(1)
Receive	3,154	Bellway Plc	Barclays Bank	1/12/2017	(2)
Receive	2,430	Bellway Plc	Barclays Bank	1/12/2017	(1)
Receive	15,174	Bellway Plc	Barclays Bank	1/12/2017	(9)
Receive	3,633	Bellway Plc	Barclays Bank	1/12/2017	(2)
Receive	6,163	Bellway Plc	Barclays Bank	1/12/2017	(4)
Receive	5,678	Bellway Plc	Barclays Bank	1/12/2017	(3)
Receive	9,818	Bellway Plc	Barclays Bank	1/12/2017	(5)
Receive	12,284	Bellway Plc	Barclays Bank	1/12/2017	(7)
Receive	3,017	Bellway Plc	Barclays Bank	1/12/2017	(1)
Receive	46,943	Cobham Plc	Barclays Bank	1/12/2017	(26)
Receive	42,436	Cobham Plc	Barclays Bank	1/12/2017	(24)
Receive	77,867	Cobham Plc	Barclays Bank	1/12/2017	(36)
Receive	13,581	Cobham Plc	Barclays Bank	1/12/2017	(7)
Receive	6,481	Cobham Plc	Barclays Bank	1/12/2017	(3)
Receive	64,352	Cobham Plc	Barclays Bank	1/12/2017	(36)
Receive	5,384	Cobham Plc	Barclays Bank	1/12/2017	(3)
		Crest Nicholson
Receive	13,953	Holdings -Wi	Barclays Bank	1/12/2017	(8)
		Crest Nicholson
Receive	9,465	Holdings -Wi	Barclays Bank	1/12/2017	(5)
		Crest Nicholson
Receive	54,254	Holdings -Wi	Barclays Bank	1/12/2017	(32)
		Crest Nicholson
Receive	6,088	Holdings -Wi	Barclays Bank	1/12/2017	(3)
		Crest Nicholson
Receive	22,805	Holdings -Wi	Barclays Bank	1/12/2017	(13)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Crest Nicholson
Receive	35,749	Holdings Plc	Barclays Bank	1/12/2017	(21)
Receive	19,513	Crh Plc	Barclays Bank	1/12/2017	(11)
Receive	29,229	Crh Plc	Barclays Bank	1/12/2017	(17)
Receive	7,080	Crh Plc	Barclays Bank	1/12/2017	(4)
Receive	5,692	Crh Plc	Barclays Bank	1/12/2017	(3)
Receive	25,146	Crh Plc	Barclays Bank	1/12/2017	(14)
Receive	19,814	Crh Plc	Barclays Bank	1/12/2017	(11)
Receive	13,639	Crh Plc	Barclays Bank	1/12/2017	(6)
Receive	66,240	Deutsche Boerse Ag	Barclays Bank	1/12/2017	138
Receive	24,080	Deutsche Boerse Ag	Barclays Bank	1/12/2017	735
Receive	29,751	Deutsche Boerse Ag	Barclays Bank	1/12/2017	279
Receive	8,339	Deutsche Boerse Ag	Barclays Bank	1/12/2017	27
Receive	5,695	Deutsche Boerse Ag	Barclays Bank	1/12/2017	308
Receive	12,177	Deutsche Boerse Ag	Barclays Bank	1/12/2017	250
		Great Portland
Receive	2,633	Estates Plc	Barclays Bank	1/12/2017	(1)
		Great Portland
Receive	14,607	Estates Plc	Barclays Bank	1/12/2017	(4)
		Great Portland
Receive	52,681	Estates Plc	Barclays Bank	1/12/2017	(24)
Receive	11,357	Ibstock Plc	Barclays Bank	1/12/2017	(5)
Receive	229,970	Ibstock Plc	Barclays Bank	1/12/2017	(118)
Receive	31,728	Ibstock Plc	Barclays Bank	1/12/2017	(18)
		Melrose Holdings
Receive	13,477	Ltd	Barclays Bank	1/12/2017	(6)
		Melrose Holdings
Receive	2,449	Ltd	Barclays Bank	1/12/2017	(1)
		Melrose Industries
Receive	1,188	Plc	Barclays Bank	1/12/2017	(1)
		Melrose Industries
Receive	4,887	Plc	Barclays Bank	1/12/2017	(3)
		Melrose Industries
Receive	64,098	Plc	Barclays Bank	1/12/2017	(39)
		Micro Focus
Receive	49,808	International	Barclays Bank	1/12/2017	(28)
		Micro Focus
Receive	47,338	International Plc	Barclays Bank	1/12/2017	(18)
		Micro Focus
Receive	17,886	International	Barclays Bank	1/12/2017	(10)
		Micro Focus
Receive	9,040	International	Barclays Bank	1/12/2017	(5)
		Micro Focus
Receive	15,300	International	Barclays Bank	1/12/2017	(7)
		Micro Focus
Receive	43,313	International Plc	Barclays Bank	1/12/2017	(25)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
Receive	23,647	Rheinmetall Ag Npv	Barclays Bank	1/12/2017	2
Receive	87,226	Rheinmetall Ag Npv	Barclays Bank	1/12/2017	-
Receive	2,859	Rheinmetall Ag	Barclays Bank	1/12/2017	2,198
Receive	7,381	Rheinmetall Ag	Barclays Bank	1/12/2017	7,385
Receive	7,787	Rheinmetall Ag	Barclays Bank	1/12/2017	(1,793)
Receive	6,187	Rheinmetall Ag Npv	Barclays Bank	1/12/2017	1
Receive	10,472	Rheinmetall Ag Npv	Barclays Bank	1/12/2017	16
Receive	136	Rheinmetall Ag	Barclays Bank	1/12/2017	3,226
Receive	15,977	Rheinmetall Ag	Barclays Bank	1/12/2017	802
Receive	542	Rheinmetall Ag	Barclays Bank	1/12/2017	(614)
Receive	1,196	Rheinmetall Ag	Barclays Bank	1/12/2017	(621)
Receive	51,629	Rheinmetall Ag Npv	Barclays Bank	1/12/2017	(30)
Receive	47,355	Rheinmetall Ag	Barclays Bank	1/12/2017	(330)
Receive	32,986	Rheinmetall Ag Npv	Barclays Bank	1/12/2017	(18,431)
Receive	45,947	Rheinmetall Ag Npv	Barclays Bank	1/12/2017	(5,328)
Receive	21,054	Rheinmetall Ag Npv	Barclays Bank	1/12/2017	16
Receive	5,285	Rheinmetall Ag	Barclays Bank	1/12/2017	46
Receive	65	Rheinmetall Ag	Barclays Bank	1/12/2017	(13,672)
Receive	50,192	Rheinmetall Ag	Barclays Bank	1/12/2017	1
Receive	10,992	Rheinmetall Ag	Barclays Bank	1/12/2017	1,247
Receive	38,464	Rheinmetall Ag	Barclays Bank	1/12/2017	1,432
Receive	197	Rheinmetall Ag	Barclays Bank	1/12/2017	(1,567)
		Roche Holding Ag -
		Genusschein, Nil Par
Receive	59,641	Value	Barclays Bank	1/12/2017	17
		Roche Holding Ag -
		Genusschein, Nil Par
Receive	13,488	Value	Barclays Bank	1/12/2017	7
		Roche Holding Ag -
		Genusschein, Nil Par
Receive	178,952	Value	Barclays Bank	1/12/2017	48
Receive	25,471	Safran Sa	Barclays Bank	1/12/2017	2
Receive	34,926	Safran Sa	Barclays Bank	1/12/2017	4,117
Receive	62,034	Safran Sa	Barclays Bank	1/12/2017	8,196
Receive	4,486	Safran Sa	Barclays Bank	1/12/2017	5
Receive	34,951	Safran Sa	Barclays Bank	1/12/2017	12,998
Receive	2,416	Safran Sa	Barclays Bank	1/12/2017	3
Receive	80,860	Safran Sa	Barclays Bank	1/12/2017	10
Receive	21,179	Safran Sa	Barclays Bank	1/12/2017	2

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
Receive	27,758	Safran Sa	Barclays Bank	1/12/2017	-
Receive	27,539	Safran Sa	Barclays Bank	1/12/2017	49
Receive	89,015	Safran Sa	Barclays Bank	1/12/2017	145
Receive	38,641	Safran Sa	Barclays Bank	1/12/2017	-
Receive	25,107	Safran Sa	Barclays Bank	1/12/2017	-
		Schroders Plc - Non
Receive	9,754	Voting	Barclays Bank	1/12/2017	(6)
		Schroders Plc - Non
Receive	66,697	Voting	Barclays Bank	1/12/2017	(38)
Receive	10,227	Schroders Plc	Barclays Bank	1/12/2017	(6)
Receive	50,364	Schroders Plc	Barclays Bank	1/12/2017	(29)
Receive	92,985	Schroders Plc	Barclays Bank	1/12/2017	(35)
		Schroders Plc - Non
Receive	2,887	Voting	Barclays Bank	1/12/2017	(2)
Receive	3,642	Schroders Plc	Barclays Bank	1/12/2017	(2)
		Schroders Plc - Non
Receive	19,085	Voting	Barclays Bank	1/12/2017	(11)
		Schroders Plc - Non
Receive	14,437	Voting	Barclays Bank	1/12/2017	(7)
		Schroders Plc - Non
Receive	379	Voting	Barclays Bank	1/12/2017	-
Receive	11,108	Shaftesbury Plc	Barclays Bank	1/12/2017	(6)
Receive	1,134	Shaftesbury Plc	Barclays Bank	1/12/2017	-
Receive	26,339	Shire Plc	Barclays Bank	1/12/2017	(15)
Receive	32,685	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(19)
Receive	16,473	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(10)
Receive	10,213	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(6)
Receive	29,717	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(17)
Receive	32,822	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(19)
Receive	81,610	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(48)
Receive	37,709	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(17)
Receive	47,954	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(28)
Receive	102,645	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(58)
Receive	5,674	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(3)
Receive	18,096	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(10)
Receive	58,441	Shire Plc	Barclays Bank	1/12/2017	(34)
Receive	32,258	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(19)
Receive	57,552	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(34)
Receive	21,220	Shire Plc Gbp0.05	Barclays Bank	1/12/2017	(12)
Receive	14,785	Smiths Group Plc	Barclays Bank	1/12/2017	(9)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)

Receive	4,715	Smiths Group Plc	Barclays Bank	1/12/2017	(3)
Receive	16,820	Smiths Group Plc	Barclays Bank	1/12/2017	(10)
Receive	37,327	Smiths Group Plc	Barclays Bank	1/12/2017	(21)
Receive	17,017	Smiths Group Plc	Barclays Bank	1/12/2017	(10)
Receive	5,043	Smiths Group Plc	Barclays Bank	1/12/2017	(3)
Receive	10,423	Smiths Group Plc	Barclays Bank	1/12/2017	(6)
Receive	14,248	Smiths Group Plc	Barclays Bank	1/12/2017	(5)
Receive	54,890	Smiths Group Plc	Barclays Bank	1/12/2017	(31)
Receive	32,200	Smiths Group Plc	Barclays Bank	1/12/2017	(18)
Receive	2,751	Smiths Group Plc	Barclays Bank	1/12/2017	(1)
Receive	39,302	Smiths Group Plc	Barclays Bank	1/12/2017	(13)
Receive	7,372	Smiths Group Plc	Barclays Bank	1/12/2017	(3)
		Smurfit Kappa
Receive	4,223	Group Plc	Barclays Bank	1/12/2017	(2)
		Smurfit Kappa
Receive	23,017	Group Plc	Barclays Bank	1/12/2017	(13)
		Smurfit Kappa
Receive	927	Group Plc	Barclays Bank	1/12/2017	-
		Smurfit Kappa
Receive	26,040	Group Plc	Barclays Bank	1/12/2017	(15)
		Smurfit Kappa
Receive	7,427	Group Plc	Barclays Bank	1/12/2017	(2)
		Smurfit Kappa
Receive	10,670	Group Plc	Barclays Bank	1/12/2017	(6)
		Smurfit Kappa
Receive	7,411	Group Plc	Barclays Bank	1/12/2017	(4)
		Smurfit Kappa
Receive	9,047	Group Plc	Barclays Bank	1/12/2017	(3)
		Smurfit Kappa
Receive	4,439	Group Plc	Barclays Bank	1/12/2017	(2)
		Smurfit Kappa
Receive	2,468	Group Plc	Barclays Bank	1/12/2017	(1)
		Smurfit Kappa
Receive	41,633	Group Plc	Barclays Bank	1/12/2017	(14)
		Smurfit Kappa
Receive	3,650	Group Plc	Barclays Bank	1/12/2017	(2)
		Smurfit Kappa
Receive	26,986	Group Plc	Barclays Bank	1/12/2017	(16)
		Spire Healthcare
Receive	9,959	Group Plc	Barclays Bank	1/12/2017	(6)
		Spire Healthcare
Receive	9,012	Group Plc	Barclays Bank	1/12/2017	(5)
		Spire Healthcare
Receive	20,680	Group Plc	Barclays Bank	1/12/2017	(9)
		Spire Healthcare
Receive	18,038	Group Plc	Barclays Bank	1/12/2017	(10)
		Spire Healthcare
Receive	3,552	Group Plc	Barclays Bank	1/12/2017	(2)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Spire Healthcare
Receive	1,993	Group Plc	Barclays Bank	1/12/2017	(1)
		Spire Healthcare
Receive	27,450	Group Plc	Barclays Bank	1/12/2017	(15)
		Spire Healthcare
Receive	33,016	Group Plc	Barclays Bank	1/12/2017	(19)
		Spire Healthcare
Receive	60	Group Plc	Barclays Bank	1/12/2017	-
Receive	26,347	Takkt Ag	Barclays Bank	1/12/2017	1
Receive	8,510	Takkt Ag	Barclays Bank	1/12/2017	1
Receive	21,659	Takkt Ag	Barclays Bank	1/12/2017	-
Receive	7,599	Takkt Ag	Barclays Bank	1/12/2017	7
Receive	52,315	Takkt Ag	Barclays Bank	1/12/2017	7
Receive	10,967	Takkt Ag	Barclays Bank	1/12/2017	1
Receive	34	Takkt Ag	Barclays Bank	1/12/2017	-
Receive	23,100	Tui Ag-Di	Barclays Bank	1/12/2017	(13)
Receive	71,531	Tui Ag	Barclays Bank	1/12/2017	(27)
Receive	8,471	Tui Ag-Di	Barclays Bank	1/12/2017	(4)
Receive	3,765	Tui Ag-Di	Barclays Bank	1/12/2017	(2)
Receive	19,134	Tui Ag-Di	Barclays Bank	1/12/2017	(11)
Receive	46,979	Tui Ag	Barclays Bank	1/12/2017	(27)
Receive	65,660	Unibail-Rodamco	Barclays Bank	1/12/2017	(2,351)
Receive	22,339	Unibail-Rodamco	Barclays Bank	1/12/2017	(8,629)
Receive	59,095	Unibail-Rodamco	Barclays Bank	1/12/2017	316
Receive	12,159	Unibail-Rodamco	Barclays Bank	1/12/2017	3
Receive	61,783	Unibail-Rodamco	Barclays Bank	1/12/2017	81
Receive	9,463	Unibail-Rodamco	Barclays Bank	1/12/2017	1,261
Receive	33,397	Unibail-Rodamco	Barclays Bank	1/12/2017	869
Receive	57,212	Unibail-Rodamco	Barclays Bank	1/12/2017	4,769
Receive	60,710	Unibail-Rodamco	Barclays Bank	1/12/2017	6
Receive	33,624	Vodafone Group Plc	Barclays Bank	1/12/2017	(11)
Receive	143,789	Vodafone Group Plc	Barclays Bank	1/12/2017	(70)
Receive	51,850	Vodafone Group Plc	Barclays Bank	1/12/2017	(24)
Receive	4,975	Vodafone Group Plc	Barclays Bank	1/12/2017	(2)
Receive	12,452	Workspace Group	Barclays Bank	1/12/2017	(7)
Receive	603	Workspace Group	Barclays Bank	1/12/2017	-
		Wpp 2012 Plc Ord
Receive	26,152	Gbp0.10	Barclays Bank	1/12/2017	(15)
		Wpp 2012 Plc Ord
Receive	14,977	Gbp0.10	Barclays Bank	1/12/2017	(7)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Wpp 2012 Plc Ord
Receive	124,395	Gbp0.10	Barclays Bank	1/12/2017	(70)
Pay	1,540	Astrazeneca Plc	Barclays Bank	1/12/2017	(232)
Pay	62,944	Astrazeneca Plc	Barclays Bank	1/12/2017	(9,630)
Pay	65,229	Astrazeneca Plc	Barclays Bank	1/12/2017	(8,892)
Pay	51,197	Bae Systems Plc	Barclays Bank	1/12/2017	(281)
Pay	92,999	Bae Systems Plc	Barclays Bank	1/12/2017	308
Pay	343	Bae Systems Plc	Barclays Bank	1/12/2017	8
Pay	24,297	Bae Systems Plc	Barclays Bank	1/12/2017	225
Pay	23,887	Bae Systems Plc	Barclays Bank	1/12/2017	558
Pay	33,413	Bae Systems Plc	Barclays Bank	1/12/2017	296
Pay	37,691	Bba Aviation Plc	Barclays Bank	1/12/2017	(6,458)
Pay	10,250	Bba Aviation Plc	Barclays Bank	1/12/2017	(1,008)
Pay	9,966	Bba Aviation Plc	Barclays Bank	1/12/2017	(3,581)
Pay	24,796	Bba Aviation Plc	Barclays Bank	1/12/2017	(5,267)
Pay	23,660	Bba Aviation Plc	Barclays Bank	1/12/2017	(8,279)
Pay	16,020	Bba Aviation Plc	Barclays Bank	1/12/2017	(5,643)
Pay	26,189	Bunzl Plc	Barclays Bank	1/12/2017	(359)
Pay	65,045	Bunzl Plc	Barclays Bank	1/12/2017	(16,070)
Pay	26,258	Bunzl Plc	Barclays Bank	1/12/2017	(5,076)
Pay	32,702	Bunzl Plc	Barclays Bank	1/12/2017	(332)
Pay	10,321	Bunzl Plc	Barclays Bank	1/12/2017	(1,920)
Pay	20,677	Bunzl Plc	Barclays Bank	1/12/2017	(3,991)
Pay	32,563	Bunzl Plc	Barclays Bank	1/12/2017	(12,547)
Pay	70,040	Bunzl Plc	Barclays Bank	1/12/2017	(1,191)
Pay	67,383	Bunzl Plc	Barclays Bank	1/12/2017	(977)
		Compass Group Plc
Pay	4,047	Ord Gbp0.10625	Barclays Bank	1/12/2017	16
		Compass Group Plc
Pay	20,250	Ord Gbp0.10625	Barclays Bank	1/12/2017	162
		Compass Group Plc
Pay	5,636	Ord Gbp0.10625	Barclays Bank	1/12/2017	(10)
		Compass Group Plc
Pay	32,429	Ord Gbp0.10625	Barclays Bank	1/12/2017	(5,934)
		Compass Group Plc
Pay	32,317	Ord Gbp0.10625	Barclays Bank	1/12/2017	136
		Compass Group Plc
Pay	43,106	Ord Gbp0.10625	Barclays Bank	1/12/2017	537
Pay	12,254	Diageo Plc	Barclays Bank	1/12/2017	146
Pay	4,134	Diageo Plc	Barclays Bank	1/12/2017	(161)
Pay	34,170	Diageo Plc	Barclays Bank	1/12/2017	(6,284)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)

Pay	12,113	Diageo Plc	Barclays Bank	1/12/2017	(2,253)
Pay	7,460	Diageo Plc	Barclays Bank	1/12/2017	(1,415)
		Electrocomponents
Pay	44,545	Plc	Barclays Bank	1/12/2017	(12,966)
		Electrocomponents
Pay	12,628	Plc	Barclays Bank	1/12/2017	(2,571)
		Electrocomponents
Pay	18,329	Plc	Barclays Bank	1/12/2017	(3,159)
		Electrocomponents
Pay	9,353	Plc	Barclays Bank	1/12/2017	(1,170)
		Electrocomponents
Pay	37,860	Plc	Barclays Bank	1/12/2017	(12,531)
		Electrocomponents
Pay	83,916	Plc	Barclays Bank	1/12/2017	(35,145)
		Ferrari Nv Com
Pay	2,941	Eur0.01	Barclays Bank	1/12/2017	600
Pay	6,303	Ferrari Nv	Barclays Bank	1/12/2017	10,425
		Ferrari Nv Com
Pay	2,187	Eur0.01	Barclays Bank	1/12/2017	(642)
		Ferrari Nv Com
Pay	1,524	Eur0.01	Barclays Bank	1/12/2017	4,457
		Ferrari Nv Com
Pay	7,080	Eur0.01	Barclays Bank	1/12/2017	(774)
		Fiat Chrysler
Pay	3,455	Automobiles Nv	Barclays Bank	1/12/2017	251
		Fiat Chrysler
Pay	2,848	Automobiles Nv	Barclays Bank	1/12/2017	713
		Fiat Chrysler
Pay	9,853	Automobiles Nv	Barclays Bank	1/12/2017	(1,237)
		Fiat Chrysler
Pay	12,121	Automobiles Nv	Barclays Bank	1/12/2017	1,363
		Fiat Chrysler
Pay	5,048	Automobiles Nv	Barclays Bank	1/12/2017	1,114
		Fiat Chrysler
Pay	49,218	Automobiles Nv	Barclays Bank	1/12/2017	27,739
Pay	31,870	Ftse 250 Index	Barclays Bank	1/12/2017	(3,550)
Pay	261,256	Ftse 250 Index	Barclays Bank	1/12/2017	(22,039)
Pay	16,742	Ftse 250 Index	Barclays Bank	1/12/2017	(971)
Pay	781,684	Ftse 250 Index	Barclays Bank	1/12/2017	(107,409)
Pay	15,956	Ftse 250 Index	Barclays Bank	1/12/2017	1,781
Pay	51,057	Ftse 250 Index	Barclays Bank	1/12/2017	(942)
Pay	15,697	Ftse 250 Index	Barclays Bank	1/12/2017	(2,092)
Pay	76,765	Ftse 250 Index	Barclays Bank	1/12/2017	(12,794)
Pay	150,996	Ftse 250 Index	Barclays Bank	1/12/2017	(6,525)
Pay	83,885	Ftse 250 Index	Barclays Bank	1/12/2017	5,303
		Ftse Uk Mc Tradable
Pay	57,473	Plus	Barclays Bank	1/12/2017	(2,576)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Ftse Uk Mc Tradable
Pay	77,951	Plus	Barclays Bank	1/12/2017	(9,151)
		Ftse Uk Mc Tradable
Pay	168,379	Plus	Barclays Bank	1/12/2017	(24,026)
		Galliford Try Ord
Pay	6,149	Gbp 0.50	Barclays Bank	1/12/2017	(182)
		Galliford Try Ord
Pay	74,567	Gbp 0.50	Barclays Bank	1/12/2017	25,796
		Galliford Try Ord
Pay	6,818	Gbp 0.50	Barclays Bank	1/12/2017	(776)
		Galliford Try Ord
Pay	6,368	Gbp 0.50	Barclays Bank	1/12/2017	(638)
		Galliford Try Ord
Pay	9,912	Gbp 0.50	Barclays Bank	1/12/2017	(2,952)
		Galliford Try Ord
Pay	3,975	Gbp 0.50	Barclays Bank	1/12/2017	204
		Galliford Try Ord
Pay	19,428	Gbp 0.50	Barclays Bank	1/12/2017	(2,628)
		Galliford Try Ord
Pay	398	Gbp 0.50	Barclays Bank	1/12/2017	19
		Galliford Try Ord
Pay	1,989	Gbp 0.50	Barclays Bank	1/12/2017	97
Pay	20,965	Halfords Group Plc	Barclays Bank	1/12/2017	(4,146)
Pay	12,118	Halfords Group Plc	Barclays Bank	1/12/2017	1,512
Pay	10,582	Halfords Group Plc	Barclays Bank	1/12/2017	2,223
Pay	5,208	Halfords Group Plc	Barclays Bank	1/12/2017	1,144
Pay	13,538	Imi Plc	Barclays Bank	1/12/2017	(1,712)
Pay	53,945	Imi Plc	Barclays Bank	1/12/2017	(9,739)
Pay	31,836	Imi Plc	Barclays Bank	1/12/2017	(6,699)
Pay	12,047	Imi Plc	Barclays Bank	1/12/2017	(2,535)
Pay	5,324	Imi Plc	Barclays Bank	1/12/2017	(1,075)
Pay	38,408	Imi Plc	Barclays Bank	1/12/2017	(8,353)
Pay	15,123	Imi Plc	Barclays Bank	1/12/2017	(1,490)
Pay	44,636	Imi Plc	Barclays Bank	1/12/2017	(4,536)
Pay	4,283	Imi Plc	Barclays Bank	1/12/2017	(796)
Pay	17,312	Imi Plc	Barclays Bank	1/12/2017	(2,052)
Pay	14,036	Imi Plc	Barclays Bank	1/12/2017	(2,379)
Pay	5,190	Imi Plc	Barclays Bank	1/12/2017	(536)
Pay	5,414	Imi Plc	Barclays Bank	1/12/2017	(951)
Pay	4,268	J.D Wetherspoon Plc	Barclays Bank	1/12/2017	(720)
Pay	41,829	J D Wetherspoon Plc	Barclays Bank	1/12/2017	(6,974)
Pay	24,815	J.D Wetherspoon Plc	Barclays Bank	1/12/2017	(8,583)
Pay	28,607	J D Wetherspoon Plc	Barclays Bank	1/12/2017	(8,851)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)

Pay	11,323	J.D Wetherspoon Plc	Barclays Bank	1/12/2017	(3,139)
Pay	5,468	J.D Wetherspoon Plc	Barclays Bank	1/12/2017	(1,785)
Pay	62,623	Klepierre	Barclays Bank	1/12/2017	(7,355)
Pay	60,551	Klepierre	Barclays Bank	1/12/2017	(1,582)
Pay	63,850	Klepierre	Barclays Bank	1/12/2017	(9,127)
Pay	4,812	Klepierre	Barclays Bank	1/12/2017	(306)
Pay	24,814	Klepierre	Barclays Bank	1/12/2017	(1,241)
Pay	65,404	Klepierre	Barclays Bank	1/12/2017	(5,587)
Pay	5,693	Klepierre	Barclays Bank	1/12/2017	(43)
Pay	19,505	Klepierre	Barclays Bank	1/12/2017	(7)
Pay	64,125	Klepierre	Barclays Bank	1/12/2017	(837)
		Mccarthy &Stone
Pay	29,057	Plc	Barclays Bank	1/12/2017	(2,297)
		Mccarthy &Stone
Pay	22,579	Plc	Barclays Bank	1/12/2017	(1,748)
		Mccarthy &Stone
Pay	3,045	Plc	Barclays Bank	1/12/2017	(188)
		Mccarthy &Stone
Pay	9,319	Plc	Barclays Bank	1/12/2017	(154)
		Mccarthy &Stone
Pay	38,696	Plc	Barclays Bank	1/12/2017	(1,897)
		Mccarthy &Stone
Pay	3,000	Plc	Barclays Bank	1/12/2017	(786)
Pay	4,341	Mondi Plc/Wi	Barclays Bank	1/12/2017	(387)
Pay	8,733	Mondi Plc/Wi	Barclays Bank	1/12/2017	(667)
Pay	8,608	Mondi Plc/Wi	Barclays Bank	1/12/2017	(1,215)
Pay	18,066	Mondi Plc/Wi	Barclays Bank	1/12/2017	(1,716)
Pay	13,006	Mondi Plc/Wi	Barclays Bank	1/12/2017	(1,186)
Pay	6,449	Mondi Plc/Wi	Barclays Bank	1/12/2017	(776)
Pay	2,413	Mondi Plc/Wi	Barclays Bank	1/12/2017	(187)
Pay	8,648	Mondi Plc/Wi	Barclays Bank	1/12/2017	(821)
Pay	63,099	Mondi Plc/Wi	Barclays Bank	1/12/2017	(15,790)
Pay	30,760	Mondi Plc/Wi	Barclays Bank	1/12/2017	(7,931)
		Mtu Aero Engines
Pay	11,422	Holdings Ag	Barclays Bank	1/12/2017	4,012
		Mtu Aero Engines
Pay	86,474	Holdings Ag	Barclays Bank	1/12/2017	(13,987)
		Mtu Aero Engines
Pay	24,409	Holdings Ag	Barclays Bank	1/12/2017	(3,874)
		Mtu Aero Engines
Pay	68,538	Holdings Ag	Barclays Bank	1/12/2017	8,748
		Mtu Aero Engines
Pay	21,066	Holdings Ag	Barclays Bank	1/12/2017	(6,588)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Mtu Aero Engines
Pay	70,064	Holdings Ag	Barclays Bank	1/12/2017	(11,646)
Pay	27,609	Russell Uk Mid 150	Barclays Bank	1/12/2017	(1,047)
Pay	79,872	Russell Uk Mid 150	Barclays Bank	1/12/2017	(3,337)
		Russell Uk Mid 150
Pay	34,224	Gbp	Barclays Bank	1/12/2017	381
		Russell Uk Mid 150
Pay	130,390	Gbp	Barclays Bank	1/12/2017	(4,051)
Pay	172,281	Russell Uk Mid 150	Barclays Bank	1/12/2017	(4,907)
		Russell Uk Mid 150
Pay	165,902	Gbp	Barclays Bank	1/12/2017	(1,641)
Pay	4,620	Schroders Plc	Barclays Bank	1/12/2017	(115)
Pay	487	Schroders Plc	Barclays Bank	1/12/2017	18
Pay	15,425	Schroders Plc	Barclays Bank	1/12/2017	631
Pay	8,516	Schroders Plc	Barclays Bank	1/12/2017	172
Pay	46,198	Schroders Plc	Barclays Bank	1/12/2017	5,318
Pay	20,079	Schroders Plc	Barclays Bank	1/12/2017	(1,240)
Pay	9,883	Schroders Plc	Barclays Bank	1/12/2017	252
Pay	502	Schroders Plc	Barclays Bank	1/12/2017	(63)
Pay	3,819	Schroders Plc	Barclays Bank	1/12/2017	(127)
Pay	15,238	Schroders Plc	Barclays Bank	1/12/2017	(555)
Pay	69,150	Schroders Plc	Barclays Bank	1/12/2017	(17,131)
Pay	10,177	Schroders Plc	Barclays Bank	1/12/2017	(151)
Pay	59,711	Schroders Plc	Barclays Bank	1/12/2017	(107)
Pay	4,839	Schroders Plc	Barclays Bank	1/12/2017	145
Pay	13,538	Schroders Plc	Barclays Bank	1/12/2017	89
Pay	7,835	Sse Plc	Barclays Bank	1/12/2017	535
Pay	100,207	Sse Plc	Barclays Bank	1/12/2017	9,529
Pay	12,253	Sse Plc	Barclays Bank	1/12/2017	(83)
Pay	5,968	Sse Plc	Barclays Bank	1/12/2017	533
Pay	8,406	Sse Plc	Barclays Bank	1/12/2017	133
Pay	81,241	Sse Plc	Barclays Bank	1/12/2017	7,170
Pay	5,753	Sse Plc	Barclays Bank	1/12/2017	370
Pay	19,958	Sse Plc	Barclays Bank	1/12/2017	187
Pay	1,562	Sse Plc	Barclays Bank	1/12/2017	(26)
Pay	7,715	Sse Plc	Barclays Bank	1/12/2017	(139)
Pay	5,470	Sse Plc	Barclays Bank	1/12/2017	(133)
Pay	13,630	Sse Plc	Barclays Bank	1/12/2017	125
Pay	3,008	Sse Plc	Barclays Bank	1/12/2017	95

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)

Pay	15,235	Sse Plc	Barclays Bank	1/12/2017	(40)
		Stoxx Europe 600
		Automobiles &Parts
Pay	34,649	Price Eur	Barclays Bank	1/12/2017	1,223
		Stxe 600
Pay	131,408	Auto&Parts Eur Pr	Barclays Bank	1/12/2017	(16,647)
		Stoxx Europe 600
		Automobiles &Parts
Pay	68,691	Price Eur	Barclays Bank	1/12/2017	9,714
		Stxe 600
Pay	27,505	Auto&Parts Eur Pr	Barclays Bank	1/12/2017	1,271
		Stxe 600
Pay	28,767	Auto&Parts Eur Pr	Barclays Bank	1/12/2017	11,247
		Stxe 600
Pay	3,604	Auto&Parts Eur Pr	Barclays Bank	1/12/2017	(1,506)
		Stxe 600
Pay	191,143	Auto&Parts Eur Pr	Barclays Bank	1/12/2017	(24,928)
		Stxe 600
Pay	27,465	Auto&Parts Eur Pr	Barclays Bank	1/12/2017	(428)
		Stxe 600
Pay	12,890	Auto&Parts Eur Pr	Barclays Bank	1/12/2017	(84)
		Stxe 600
Pay	35,667	Auto&Parts Eur Pr	Barclays Bank	1/12/2017	(7,378)
		Stxe 600
Pay	52,246	Auto&Parts Eur Pr	Barclays Bank	1/12/2017	(7,411)
		Stxe 600
Pay	36,770	Auto&Parts Eur Pr	Barclays Bank	1/12/2017	(1,906)
		Stxe 600
Pay	27,634	Indugd&Ser Eur Pr	Barclays Bank	1/12/2017	(995)
		Stxe 600
Pay	44,794	Indugd&Ser Eur Pr	Barclays Bank	1/12/2017	(627)
		Stoxx Europe 600
		Industrial Goods &
Pay	18,494	Services Price Eur	Barclays Bank	1/12/2017	(1,126)
		Stxe 600
Pay	34,624	Indugd&Ser Eur Pr	Barclays Bank	1/12/2017	(1,064)
		Stoxx Europe 600
		Industrial Goods &
Pay	34,896	Services Price Eur	Barclays Bank	1/12/2017	(4,889)
		Stxe 600
Pay	34,025	Indugd&Ser Eur Pr	Barclays Bank	1/12/2017	(2,967)
		Stoxx Europe 600
		Industrial Goods &
Pay	8,355	Services Price Eur	Barclays Bank	1/12/2017	(788)
		Stoxx Europe 600
		Industrial Goods &
Pay	5,534	Services Price Eur	Barclays Bank	1/12/2017	(564)
		Stxe 600
Pay	45,247	Indugd&Ser Eur Pr	Barclays Bank	1/12/2017	166
		Stxe 600
Pay	27,992	Indugd&Ser Eur Pr	Barclays Bank	1/12/2017	(2,471)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Stoxx Europe 600
		Industrial Goods &
Pay	23,460	Services Price Eur	Barclays Bank	1/12/2017	(3,151)
		Stoxx Europe 600
		Industrial Goods &
Pay	9,575	Services Price Eur	Barclays Bank	1/12/2017	(403)
		Stxe 600
Pay	48,213	Indugd&Ser Eur Pr	Barclays Bank	1/12/2017	(3,030)
		Stoxx Europe 600
		Industrial Goods &
Pay	3,378	Services Price Eur	Barclays Bank	1/12/2017	(87)
		Stxe 600
Pay	35,274	Indugd&Ser Eur Pr	Barclays Bank	1/12/2017	(663)
		Stoxx Europe 600
		Industrial Goods &
Pay	173,660	Services Price Eur	Barclays Bank	1/12/2017	(7,263)
		Stxe 600
Pay	33,365	Indugd&Ser Eur Pr	Barclays Bank	1/12/2017	(1,356)
		Stoxx Europe 600
		Industrial Goods &
Pay	2,100	Services Price Eur	Barclays Bank	1/12/2017	2,267
		Stxe 600 Insurance
Pay	39,647	Eur Pr	Barclays Bank	1/12/2017	(3,621)
		Stxe 600 Insurance
Pay	17,350	Eur Pr	Barclays Bank	1/12/2017	1,289
		Stoxx Europe 600
Pay	50,371	Insurance Price Eur	Barclays Bank	1/12/2017	4,277
		Stoxx Europe 600
Pay	967	Insurance Price Eur	Barclays Bank	1/12/2017	101
		Stoxx Europe 600
Pay	3,124	Insurance Price Eur	Barclays Bank	1/12/2017	430
		Stxe 600 Insurance
Pay	11,197	Eur Pr	Barclays Bank	1/12/2017	(33)
		Stxe 600 Insurance
Pay	9,075	Eur Pr	Barclays Bank	1/12/2017	1,356
		Stoxx Europe 600
Pay	88,468	Insurance Price Eur	Barclays Bank	1/12/2017	19,643
		Stoxx Europe 600
Pay	720	Insurance Price Eur	Barclays Bank	1/12/2017	52
Pay	18,111	Taylor Wimpey Plc	Barclays Bank	1/12/2017	(1,270)
Pay	122,440	Taylor Wimpey Plc	Barclays Bank	1/12/2017	(12,335)
Pay	3,974	Taylor Wimpey Plc	Barclays Bank	1/12/2017	(219)
Pay	12,075	Taylor Wimpey Plc	Barclays Bank	1/12/2017	(313)
Pay	14,873	Taylor Wimpey Plc	Barclays Bank	1/12/2017	(831)
Pay	33,695	Taylor Wimpey Plc	Barclays Bank	1/12/2017	(859)
Pay	35,890	Taylor Wimpey Plc	Barclays Bank	1/12/2017	(1,078)
Pay	1,850	Taylor Wimpey Plc	Barclays Bank	1/12/2017	(103)
Pay	2,936	Taylor Wimpey Plc	Barclays Bank	1/12/2017	(130)
Pay	25,105	Whitbread Plc	Barclays Bank	1/12/2017	2,575

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
Pay	66,400	Whitbread Plc	Barclays Bank	1/12/2017	(4,046)
Pay	83,096	Whitbread Plc	Barclays Bank	1/12/2017	8,462
Pay	296	Whitbread Plc	Barclays Bank	1/12/2017	(16)
Pay	5,801	Whitbread Plc	Barclays Bank	1/12/2017	(991)
Pay	34,675	Wienerberger Ag	Barclays Bank	1/12/2017	6,819
Pay	2,833	Wienerberger Ag	Barclays Bank	1/12/2017	623
Pay	15,055	Wienerberger Ag	Barclays Bank	1/12/2017	2,442
Pay	6,716	Wienerberger Ag	Barclays Bank	1/12/2017	1,492
Pay	999	Wienerberger Ag	Barclays Bank	1/12/2017	169
Pay	2,655	Wienerberger Ag	Barclays Bank	1/12/2017	433
Pay	9,393	Wienerberger Ag	Barclays Bank	1/12/2017	1,542
Pay	241	Wienerberger Ag	Barclays Bank	1/12/2017	39
Pay	12,990	Wienerberger Ag	Barclays Bank	1/12/2017	2,358
Pay	1,287	Wienerberger Ag	Barclays Bank	1/12/2017	(830)
Pay	9,078	Wienerberger Ag	Barclays Bank	1/12/2017	(610)
Pay	781	Wienerberger Ag	Barclays Bank	1/12/2017	149
Pay	2,761	Wienerberger Ag	Barclays Bank	1/12/2017	509
Pay	18,702	Wienerberger Ag	Barclays Bank	1/12/2017	3,623
Pay	12,513	Wienerberger Ag	Barclays Bank	1/12/2017	1,580
Pay	10,058	Wienerberger Ag	Barclays Bank	1/12/2017	2,219
Pay	19,280	Wienerberger Ag	Barclays Bank	1/12/2017	4,576
Pay	36,981	Wienerberger Ag	Barclays Bank	1/12/2017	(5,567)
		B&M European	JP Morgan Chase
Receive	3,459	Value Retail-Wi	Bank	11/5/2016	(2)
		B&M European	JP Morgan Chase
Receive	44,270	Value Retail-Wi	Bank	11/5/2016	(32)
		B&M European	JP Morgan Chase
Receive	9,590	Value Retail-Wi	Bank	11/5/2016	(6)
		B&M European	JP Morgan Chase
Receive	3,301	Value Retail-Wi	Bank	11/5/2016	(1)
		British American	JP Morgan Chase
Receive	38,976	Tobacco Plc	Bank	11/5/2016	(26)
		British American	JP Morgan Chase
Receive	8,296	Tobacco Plc	Bank	11/5/2016	(4)
		British American	JP Morgan Chase
Receive	93,920	Tobacco Plc	Bank	11/5/2016	(60)
		Cerved Information	JP Morgan Chase
Receive	86,417	Solutions	Bank	11/5/2016	(3,291)
		Cerved Information	JP Morgan Chase
Receive	235,516	Solutions	Bank	11/5/2016	(779)
		Cerved Information	JP Morgan Chase
Receive	20,640	Solutions	Bank	11/5/2016	2,370

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Cerved Information	JP Morgan Chase
Receive	3,150	Solutions	Bank	11/5/2016	127
		Cerved Information	JP Morgan Chase
Receive	52	Solutions	Bank	11/5/2016	22
		Cerved Information	JP Morgan Chase
Receive	52	Solutions	Bank	11/5/2016	524
		Cerved Information	JP Morgan Chase
Receive	41,210	Solutions	Bank	11/5/2016	(736)
		Cerved Information	JP Morgan Chase
Receive	9,817	Solutions	Bank	11/5/2016	15,810
		Cerved Information	JP Morgan Chase
Receive	12,905	Solutions	Bank	11/5/2016	(1,298)
		Cerved Information	JP Morgan Chase
Receive	1,164	Solutions	Bank	11/5/2016	1,659
			JP Morgan Chase
Receive	86,837	Ds Smith Plc	Bank	11/5/2016	(52)
			JP Morgan Chase
Receive	5,280	Ds Smith Plc	Bank	11/5/2016	(2)
			JP Morgan Chase
Receive	67,617	Ds Smith Plc	Bank	11/5/2016	(35)
		Electra Private	JP Morgan Chase
Receive	16,136	Equity Ord	Bank	11/5/2016	(12)
		Electra Private	JP Morgan Chase
Receive	107,325	Equity Ord	Bank	11/5/2016	(79)
		Electra Private	JP Morgan Chase
Receive	39,338	Equity Ord	Bank	11/5/2016	(29)
		Electra Private	JP Morgan Chase
Receive	7,986	Equity Ord	Bank	11/5/2016	(6)
		Electra Private	JP Morgan Chase
Receive	982	Equity Ord	Bank	11/5/2016	(1)
		Electra Private	JP Morgan Chase
Receive	1,977	Equity Ord	Bank	11/5/2016	(1)
		Electra Private	JP Morgan Chase
Receive	131,393	Equity Ord	Bank	11/5/2016	(86)
		Electra Private	JP Morgan Chase
Receive	34,132	Equity Ord	Bank	11/5/2016	(15)
		Electra Private	JP Morgan Chase
Receive	6,336	Equity Ord	Bank	11/5/2016	(5)
		Electra Private	JP Morgan Chase
Receive	21,883	Equity Ord	Bank	11/5/2016	(16)
		Electra Private	JP Morgan Chase
Receive	17,286	Equity Ord	Bank	11/5/2016	(13)
		Electra Private	JP Morgan Chase
Receive	8,952	Equity Ord	Bank	11/5/2016	(7)
		Electra Private	JP Morgan Chase
Receive	15,534	Equity Ord	Bank	11/5/2016	(11)
			JP Morgan Chase
Receive	71,321	Experian Grp Ltd	Bank	11/5/2016	(5)
			JP Morgan Chase
Receive	71,366	Experian Grp Ltd	Bank	11/5/2016	(5)
			JP Morgan Chase
Receive	138,936	Galiform Plc	Bank	11/5/2016	(102)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
			JP Morgan Chase
Receive	12,419	Galiform Plc	Bank	11/5/2016	(9)
			JP Morgan Chase
Receive	31,596	Galiform Plc	Bank	11/5/2016	(21)
			JP Morgan Chase
Receive	9,587	Galiform Plc	Bank	11/5/2016	(4)
			JP Morgan Chase
Receive	104,060	Greene King Plc	Bank	11/5/2016	(76)
			JP Morgan Chase
Receive	31,012	Greene King Plc	Bank	11/5/2016	(20)
			JP Morgan Chase
Receive	13,154	Greene King Plc	Bank	11/5/2016	(10)
			JP Morgan Chase
Receive	8,283	Greene King Plc	Bank	11/5/2016	(4)
			JP Morgan Chase
Receive	3,724	Marks & Spencer Plc	Bank	11/5/2016	(2)
			JP Morgan Chase
Receive	3,354	Marks & Spencer Plc	Bank	11/5/2016	(1)
			JP Morgan Chase
Receive	9,143	Marks & Spencer Plc	Bank	11/5/2016	(7)
			JP Morgan Chase
Receive	1,840	Marks & Spencer Plc	Bank	11/5/2016	(1)
			JP Morgan Chase
Receive	27,528	Marks & Spencer Plc	Bank	11/5/2016	(16)
			JP Morgan Chase
Receive	3,648	Marks & Spencer Plc	Bank	11/5/2016	(3)
			JP Morgan Chase
Receive	9,231	Marks & Spencer Plc	Bank	11/5/2016	(7)
			JP Morgan Chase
Receive	3,653	Marks & Spencer Plc	Bank	11/5/2016	(3)
		Marwyn Value	JP Morgan Chase
Receive	7,293	Investors Ltd	Bank	11/5/2016	(5)
		Marwyn Value	JP Morgan Chase
Receive	17,503	Investors Ltd	Bank	11/5/2016	(11)
		Marwyn Value	JP Morgan Chase
Receive	4,664	Investors Ltd	Bank	11/5/2016	(2)
		Marwyn Value	JP Morgan Chase
Receive	59,262	Investors Ltd	Bank	11/5/2016	(43)
			JP Morgan Chase
Receive	6,733	Playtech Ltd	Bank	11/5/2016	(5)
			JP Morgan Chase
Receive	2,609	Playtech Ltd	Bank	11/5/2016	(2)
			JP Morgan Chase
Receive	51,968	Playtech Ltd	Bank	11/5/2016	(34)
			JP Morgan Chase
Receive	14,058	Playtech Ltd	Bank	11/5/2016	(6)
			JP Morgan Chase
Receive	21,319	Playtech Ltd	Bank	11/5/2016	(16)
			JP Morgan Chase
Receive	149,289	Playtech Ltd	Bank	11/5/2016	(110)
		Provident Financial	JP Morgan Chase
Receive	10,923	Plc	Bank	11/5/2016	(7)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Provident Financial	JP Morgan Chase
Receive	10,259	Plc	Bank	11/5/2016	(4)
		Provident Financial	JP Morgan Chase
Receive	130,861	Plc	Bank	11/5/2016	(84)
		Provident Financial	JP Morgan Chase
Receive	54,130	Plc	Bank	11/5/2016	12,497
		Provident Financial	JP Morgan Chase
Receive	42,156	Plc	Bank	11/5/2016	(31)
		Rathbone Brothers	JP Morgan Chase
Receive	13,119	Plc	Bank	11/5/2016	(6)
		Rathbone Brothers	JP Morgan Chase
Receive	46,218	Plc	Bank	11/5/2016	(30)
		Rathbone Brothers	JP Morgan Chase
Receive	89,981	Plc	Bank	11/5/2016	(66)
		Rathbone Brothers	JP Morgan Chase
Receive	10,875	Plc	Bank	11/5/2016	(8)
		Red Electrica	JP Morgan Chase
Receive	461,571	Corpocacion Sa	Bank	11/5/2016	5
		Red Electrica	JP Morgan Chase
Receive	28,527	Corporacion Sa	Bank	11/5/2016	3,346
		Sage Group	JP Morgan Chase
Receive	38,297	Gbp0.01051948	Bank	11/5/2016	(28)
		Sage Group	JP Morgan Chase
Receive	20,273	Gbp0.01051948	Bank	11/5/2016	(15)
		Sage Group	JP Morgan Chase
Receive	7,201	Gbp0.01051948	Bank	11/5/2016	(5)
		Sage Group	JP Morgan Chase
Receive	87,580	Gbp0.01051948	Bank	11/5/2016	(64)
		Sage Group	JP Morgan Chase
Receive	14,167	Gbp0.01051948	Bank	11/5/2016	(6)
		Sage Group	JP Morgan Chase
Receive	36,748	Gbp0.01051948	Bank	11/5/2016	(24)
		Sage Group	JP Morgan Chase
Receive	35,911	Gbp0.01051948	Bank	11/5/2016	(26)
			JP Morgan Chase
Receive	111,579	Savills Plc Gbp0.025	Bank	11/5/2016	(82)
			JP Morgan Chase
Receive	725	Savills Plc Gbp0.025	Bank	11/5/2016	-
			JP Morgan Chase
Receive	8,615	Savills Plc Gbp0.025	Bank	11/5/2016	(4)
			JP Morgan Chase
Receive	14,340	Savills Plc Gbp0.025	Bank	11/5/2016	(10)
			JP Morgan Chase
Receive	2,946	Savills Plc Gbp0.025	Bank	11/5/2016	(2)
			JP Morgan Chase
Receive	9,668	Savills Plc Gbp0.025	Bank	11/5/2016	(6)
			JP Morgan Chase
Receive	1,177	Savills Plc Gbp0.025	Bank	11/5/2016	(1)
			JP Morgan Chase
Receive	26,306	Savills Plc Gbp0.025	Bank	11/5/2016	(17)
			JP Morgan Chase
Receive	21,803	Snam Rete Gas	Bank	11/5/2016	-

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
			JP Morgan Chase
Receive	11,793	Snam Rete Gas	Bank	11/5/2016	-
			JP Morgan Chase
Receive	22,902	Snam Rete Gas	Bank	11/5/2016	-
			JP Morgan Chase
Receive	163,722	Snam Rete Gas	Bank	11/5/2016	-
			JP Morgan Chase
Receive	1,036	Softcat Ltd-Wi	Bank	11/5/2016	(1)
			JP Morgan Chase
Receive	8,453	Softcat Ltd-Wi	Bank	11/5/2016	(5)
			JP Morgan Chase
Receive	4,569	Softcat Ltd-Wi	Bank	11/5/2016	(3)
			JP Morgan Chase
Receive	23,305	Softcat Ltd-Wi	Bank	11/5/2016	(17)
			JP Morgan Chase
Receive	2,272	Softcat Ltd-Wi	Bank	11/5/2016	(1)
			JP Morgan Chase
Receive	218,997	Spie Sa - W/I	Bank	11/5/2016	478
			JP Morgan Chase
Receive	1,105	Spie Sa - W/I	Bank	11/5/2016	-
			JP Morgan Chase
Receive	8,220	Spie Sa - W/I	Bank	11/5/2016	65
			JP Morgan Chase
Receive	8,696	Spie Sa - W/I	Bank	11/5/2016	-
			JP Morgan Chase
Receive	13,879	Spie Sa - W/I	Bank	11/5/2016	-
			JP Morgan Chase
Receive	69,411	Spie Sa - W/I	Bank	11/5/2016	1
			JP Morgan Chase
Receive	19,972	Spie Sa - W/I	Bank	11/5/2016	65
			JP Morgan Chase
Receive	27,594	Spie Sa - W/I	Bank	11/5/2016	190
			JP Morgan Chase
Receive	12,741	Ssp Group Ltd-Wi	Bank	11/5/2016	(1)
			JP Morgan Chase
Receive	29,254	Ssp Group Ltd-Wi	Bank	11/5/2016	(17)
			JP Morgan Chase
Receive	51,190	Ssp Group Ltd-Wi	Bank	11/5/2016	(25)
			JP Morgan Chase
Receive	36,308	Ssp Group Ltd-Wi	Bank	11/5/2016	(22)
			JP Morgan Chase
Receive	20,044	Ssp Group Ltd-Wi	Bank	11/5/2016	(9)
			JP Morgan Chase
Receive	4,624	Ssp Group Ltd-Wi	Bank	11/5/2016	(2)
		Stxe 600 Realestate	JP Morgan Chase
Receive	55,010	Eur Pr	Bank	11/5/2016	7
		Stxe 600 Realestate	JP Morgan Chase
Receive	33,815	Eur Pr	Bank	11/5/2016	(521)
		Stxe 600 Realestate	JP Morgan Chase
Receive	7,281	Eur Pr	Bank	11/5/2016	2
		Stxe 600 Realestate	JP Morgan Chase
Receive	9,330	Eur Pr	Bank	11/5/2016	5,172

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Stxe 600 Realestate	JP Morgan Chase
Receive	25,830	Eur Pr	Bank	11/5/2016	4
			JP Morgan Chase
Receive	81,999	Svg Capital Plc	Bank	11/5/2016	(60)
			JP Morgan Chase
Receive	10,205	Svg Capital Plc	Bank	11/5/2016	(7)
			JP Morgan Chase
Receive	26,062	Svg Capital Plc	Bank	11/5/2016	(17)
			JP Morgan Chase
Receive	7,321	Svg Capital Plc	Bank	11/5/2016	(3)
		3I Group Ordinary	JP Morgan Chase
Pay	516	Gbp0.738636	Bank	11/5/2016	(36)
		3I Group Ordinary	JP Morgan Chase
Pay	74,552	Gbp0.738636	Bank	11/5/2016	(11,018)
		3I Group Ordinary	JP Morgan Chase
Pay	59,302	Gbp0.738636	Bank	11/5/2016	(7,727)
			JP Morgan Chase
Pay	3,315	Countrywide Plc	Bank	11/5/2016	84
			JP Morgan Chase
Pay	53,220	Countrywide Plc	Bank	11/5/2016	21,437
			JP Morgan Chase
Pay	8,569	Countrywide Plc	Bank	11/5/2016	3,526
			JP Morgan Chase
Pay	11,803	Countrywide Plc	Bank	11/5/2016	(1,269)
		Estx Telecomm Eur	JP Morgan Chase
Pay	42,451	Pr	Bank	11/5/2016	(1,606)
		Estx Telecomm Eur	JP Morgan Chase
Pay	43,390	Pr	Bank	11/5/2016	(3,003)
		Estx Telecomm Eur	JP Morgan Chase
Pay	38,381	Pr	Bank	11/5/2016	2,464
		Estx Telecomm Eur	JP Morgan Chase
Pay	27,941	Pr	Bank	11/5/2016	1,679
		Estx Telecomm Eur	JP Morgan Chase
Pay	64,285	Pr	Bank	11/5/2016	(5,510)
			JP Morgan Chase
Pay	220,559	Ftse 250 Index	Bank	11/5/2016	(28,463)
			JP Morgan Chase
Pay	249,405	Ftse 250 Index	Bank	11/5/2016	(14,545)
			JP Morgan Chase
Pay	82,955	Ftse 250 Index	Bank	11/5/2016	(5,107)
			JP Morgan Chase
Pay	549,762	Ftse 250 Index	Bank	11/5/2016	(30,457)
		Ftse 350 Banks	JP Morgan Chase
Pay	44,339	Index	Bank	11/5/2016	(5,128)
		Ftse 350 Banks	JP Morgan Chase
Pay	6,380	Index	Bank	11/5/2016	(66)
		Ftse 350 Banks	JP Morgan Chase
Pay	5,943	Index	Bank	11/5/2016	(638)
		Ftse 350 Banks	JP Morgan Chase
Pay	46,347	Index	Bank	11/5/2016	(3,016)
		Gestevision	JP Morgan Chase
Pay	90,955	Telecinco Sa	Bank	11/5/2016	(8,028)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Gestevision	JP Morgan Chase
Pay	302,637	Telecinco Sa	Bank	11/5/2016	43,073
		Gestevision	JP Morgan Chase
Pay	21,607	Telecinco Sa	Bank	11/5/2016	584
			JP Morgan Chase
Pay	301,721	Grifols Sa	Bank	11/5/2016	(384)
			JP Morgan Chase
Pay	843,963	Grifols Sa	Bank	11/5/2016	(51,450)
			JP Morgan Chase
Pay	82,780	Grifols Sa	Bank	11/5/2016	374
			JP Morgan Chase
Pay	101,115	Grifols Sa	Bank	11/5/2016	(293)
			JP Morgan Chase
Pay	6,014	Grifols Sa	Bank	11/5/2016	724
			JP Morgan Chase
Pay	34,225	Grifols Sa	Bank	11/5/2016	997
			JP Morgan Chase
Pay	206,032	Halma Plc	Bank	11/5/2016	(48,568)
			JP Morgan Chase
Pay	78,880	Halma Plc	Bank	11/5/2016	(5,355)
			JP Morgan Chase
Pay	33,440	Halma Plc	Bank	11/5/2016	(8,601)
			JP Morgan Chase
Pay	20,570	Halma Plc	Bank	11/5/2016	(900)
		Phila Semiconductor	JP Morgan Chase
Pay	40,551	Indx	Bank	11/5/2016	(3,922)
		Phila Semiconductor	JP Morgan Chase
Pay	165,044	Indx	Bank	11/5/2016	(25,116)
		Phila Semiconductor	JP Morgan Chase
Pay	167,086	Indx	Bank	11/5/2016	(19,241)
		Phila Semiconductor	JP Morgan Chase
Pay	224,116	Indx	Bank	11/5/2016	(7,451)
		Rolls Royce Ord	JP Morgan Chase
Pay	183,399	Gbp1.50	Bank	11/5/2016	(54,768)
		Rolls Royce Ord	JP Morgan Chase
Pay	63,364	Gbp1.50	Bank	11/5/2016	(9,404)
		Rolls Royce Ord	JP Morgan Chase
Pay	32,999	Gbp1.50	Bank	11/5/2016	(7,710)
		Rolls Royce Ord	JP Morgan Chase
Pay	66,907	Gbp1.50	Bank	11/5/2016	(27,173)
		Rolls Royce Ord	JP Morgan Chase
Pay	27,412	Gbp1.50	Bank	11/5/2016	(2,655)
			JP Morgan Chase
Pay	10,960	Rotork	Bank	11/5/2016	(810)
			JP Morgan Chase
Pay	45,429	Rotork	Bank	11/5/2016	(858)
			JP Morgan Chase
Pay	15,011	Rotork	Bank	11/5/2016	(2,734)
			JP Morgan Chase
Pay	113,019	Rotork	Bank	11/5/2016	(34,546)
		S&P 500 Biotech	JP Morgan Chase
Pay	101,487	Index	Bank	11/5/2016	(7,355)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		S&P 500 Biotech	JP Morgan Chase
Pay	26,705	Index	Bank	11/5/2016	(2,320)
		S&P 500 Biotech	JP Morgan Chase
Pay	13,951	Index	Bank	11/5/2016	(561)
		S&P 500	JP Morgan Chase
Pay	138,329	Biotechnology Index	Bank	11/5/2016	(6,795)
		Stxe 600 Media Eur	JP Morgan Chase
Pay	45,777	Pr	Bank	11/5/2016	(3,231)
		Stxe 600 Media Eur	JP Morgan Chase
Pay	51,871	Pr	Bank	11/5/2016	699
		Stxe 600 Media Eur	JP Morgan Chase
Pay	154,211	Pr	Bank	11/5/2016	7,745
		Stxe 600 Media Eur	JP Morgan Chase
Pay	24,071	Pr	Bank	11/5/2016	(467)
		Stxe 600 Media Eur	JP Morgan Chase
Pay	177,109	Pr	Bank	11/5/2016	2,548
			JP Morgan Chase
Pay	36,713	Travis Perkins Plc	Bank	11/5/2016	7,120
			JP Morgan Chase
Pay	11,089	Travis Perkins Plc	Bank	11/5/2016	1,761
			JP Morgan Chase
Pay	6,144	Travis Perkins Plc	Bank	11/5/2016	(316)
			JP Morgan Chase
Pay	74,071	Travis Perkins Plc	Bank	11/5/2016	15,036
			JP Morgan Chase
Pay	12,585	Travis Perkins Plc	Bank	11/5/2016	(3,442)
			JP Morgan Chase
Pay	22,703	Travis Perkins Plc	Bank	11/5/2016	4,099
		Anheuser-Busch	Morgan Stanley
Receive	75,038	Inbev Nv	Capital Services	6/27/2017	4
		Anheuser-Busch	Morgan Stanley
Receive	5,654	Inbev Nv	Capital Services	6/27/2017	-
		Anheuser-Busch	Morgan Stanley
Receive	23,305	Inbev Nv	Capital Services	6/27/2017	4
			Morgan Stanley
Receive	46,061	Indra Sistemas Sa	Capital Services	6/27/2017	1,613
			Morgan Stanley
Receive	4,186	Indra Sistemas Sa	Capital Services	6/27/2017	-
			Morgan Stanley
Receive	3,112	Indra Sistemas Sa	Capital Services	6/27/2017	5,804
			Morgan Stanley
Receive	19,736	Pernod-Ricard Sa	Capital Services	6/27/2017	2
			Morgan Stanley
Receive	8,663	Pernod-Ricard Sa	Capital Services	6/27/2017	8
			Morgan Stanley
Receive	126,100	Pernod-Ricard Sa	Capital Services	6/27/2017	54
			Morgan Stanley
Receive	5,515	Pernod-Ricard Sa	Capital Services	6/27/2017	(23,695)
			Morgan Stanley
Receive	19,577	Pernod-Ricard Sa	Capital Services	6/27/2017	(1,775)
			Morgan Stanley
Receive	32,475	Pernod-Ricard Sa	Capital Services	6/27/2017	17

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
			Morgan Stanley
Receive	18,864	Pernod-Ricard Sa	Capital Services	6/27/2017	3
		Sunrise
		Communications	Morgan Stanley
Receive	15,017	Group	Capital Services	6/27/2017	3
		Sunrise
		Communications	Morgan Stanley
Receive	55,121	Group	Capital Services	6/27/2017	9
		Sunrise
		Communications	Morgan Stanley
Receive	184,884	Group	Capital Services	6/27/2017	20
		Telecom Italia Spa -	Morgan Stanley
Receive	15,495	Rnc	Capital Services	6/27/2017	5,106
		Telecom Italia Spa -	Morgan Stanley
Receive	40,679	Rnc	Capital Services	6/27/2017	1
		Telecom Italia Spa -	Morgan Stanley
Receive	205,824	Rnc	Capital Services	6/27/2017	4
		Telecom Italia Spa -	Morgan Stanley
Receive	19,611	Rnc	Capital Services	6/27/2017	3
		Telecom Italia Spa -	Morgan Stanley
Receive	41,284	Rnc	Capital Services	6/27/2017	3
		Telecom Italia Spa -	Morgan Stanley
Receive	14,655	Rnc	Capital Services	6/27/2017	-
		Telecom Italia Spa -	Morgan Stanley
Receive	21,043	Rnc	Capital Services	6/27/2017	11,310
		Telecom Italia Spa -	Morgan Stanley
Receive	19,738	Rnc	Capital Services	6/27/2017	-
		Telecom Italia Spa -	Morgan Stanley
Receive	42,477	Rnc	Capital Services	6/27/2017	15,878
			Morgan Stanley
Pay	36,555	Galp Energia	Capital Services	6/27/2017	(498)
			Morgan Stanley
Pay	9,867	Galp Energia	Capital Services	6/27/2017	188
			Morgan Stanley
Pay	122,933	Galp Energia	Capital Services	6/27/2017	8,311
		Randstad Holding	Morgan Stanley
Pay	100,856	Nv	Capital Services	6/27/2017	7,494
		Randstad Holding	Morgan Stanley
Pay	23,425	Nv	Capital Services	6/27/2017	(4,921)
		Randstad Holding	Morgan Stanley
Pay	7,486	Nv	Capital Services	6/27/2017	147

Gross Unrealized
Appreciation					553,114
Gross Unrealized
Depreciation					(1,337,588)

At July 31, 2016, accumulated net unrealized appreciation on investments was $1,128,427, consisting of $2,333,367 gross unrealized appreciation and $1,204,940 gross unrealized depreciation.

NOTES

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)